SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                              [ ]

Post-Effective Amendment No.       5        (File No. 333-00519)         [X]
                               ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              9       (File No. 811-07511)         [X]
                               ---------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 2
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, P.O. Box 5555, Albany NY           12205-0555
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)            (Zip Code)

Depositor's Telephone Number, including Area Code              (612) 671-7981
--------------------------------------------------------------------------------

       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on May 1, 2000 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS
MAY 1, 2000

ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY.

ACL VARIABLE ANNUITY ACCOUNT 2

ISSUED BY:  AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)
       20 Madison Avenue Extension
       P.O. Box 5555
       Albany, NY 12205-0555
       Telephone: 800-504-0469

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

For ACL PERSONAL PORTFOLIO PLUS(2):

- American Express-Registered Trademark- Variable Portfolio Funds;

- AIM Variable Insurance Funds;

- American Century Variable Portfolios, Inc.;

- Janus Aspen Series: Institutional Shares;

- OCC Accumulation Trust;

- Oppenheimer Variable Account Funds; and

- Putnam Variable Trust.

For ACL PERSONAL PORTFOLIO(SM):

- American Express-Registered Trademark- Variable Portfolio Funds;

- AIM Variable Insurance Funds;

- OCC Accumulation Trust; and

- Putnam Variable Trust.

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Centurion Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

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                                                     PROSPECTUS -- MAY 1, 2000 1

TABLE OF CONTENTS

KEY TERMS ...................................     3
THE CONTRACT IN BRIEF .......................     4
EXPENSE SUMMARY .............................     6
CONDENSED FINANCIAL INFORMATION
(UNAUDITED) .................................     9
FINANCIAL STATEMENTS ........................    13
PERFORMANCE INFORMATION .....................    13
THE VARIABLE ACCOUNT AND THE FUNDS ..........    14
THE FIXED ACCOUNT ...........................    18
BUYING YOUR CONTRACT ........................    18
CHARGES .....................................    19
VALUING YOUR INVESTMENT .....................    22
MAKING THE MOST OF YOUR CONTRACT ............    24
WITHDRAWALS .................................    27
CHANGING OWNERSHIP ..........................    27
BENEFITS IN CASE OF DEATH ...................    28
THE ANNUITY PAYOUT PERIOD ...................    30
TAXES .......................................    32
VOTING RIGHTS ...............................    34
SUBSTITUTION OF INVESTMENTS .................    34
ABOUT THE SERVICE PROVIDERS .................    35
YEAR 2000 ...................................    36
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL
  INFORMATION ...............................    37

--------------------------------------------------------------------------------

2      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

- Roth IRAs under Section 408A of the Code

- Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

--------------------------------------------------------------------------------

                                                     PROSPECTUS -- MAY 1, 2000 3

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments; you may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity.

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. However, the contract has features other than tax deferral that may make it an appropriate investment for your retirement plan. You should compare these features and their costs with other investment options before deciding to purchase this contract.

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 14)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 18)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 18)

- Minimum initial purchase payment -- $2,000 (without prior approval)

- Minimum additional purchase payment -- $50

- Maximum total purchase payments -- $1,000,000 (without prior approval)

TRANSFERS: Subject to certain restrictions you currently may redistribute your money among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 24)

--------------------------------------------------------------------------------

4      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 27)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 27)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 28)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. (p. 30)

TAXES: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 32)

CHARGES: We assess certain charges in connection with your contract:

- $30 annual contract administrative charge;

- 0.15% variable account administrative charge;

- 1.25% mortality and expense risk fee (if you allocate money to one or more subaccounts);

- withdrawal charge; and

- the operating expenses of the funds in which the subaccounts invest.

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                                                     PROSPECTUS -- MAY 1, 2000 5

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the fund prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

WITHDRAWAL CHARGE (contingent deferred sales charge as a percentage of purchase payment withdrawn)

                                        YEARS FROM PURCHASE    WITHDRAWAL CHARGE
                                          PAYMENT RECEIPT         PERCENTAGE
                                                 1                     7%
                                                 2                     6
                                                 3                     5
                                                 4                     4
                                                 5                     3
                                                 6                     2
                                                 7                     1
                                            Thereafter                 0

ANNUAL CONTRACT ADMINISTRATIVE CHARGE                         $30*

*We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value):

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                  0.15%
MORTALITY AND EXPENSE RISK FEE                          1.25%
                                                       -----
TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                  1.40%

--------------------------------------------------------------------------------

6      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                MANAGEMENT       12B-1         OTHER
                                                                   FEES           FEES        EXPENSES      TOTAL
AXP(SM) Variable Portfolio --
  Bond Fund                                                        .60%           .13           .08          .81%(1)
  Capital Resource Fund                                            .60%           .13           .06          .79%(1)
  Cash Management Fund                                             .51%           .13           .05          .69%(1)
  International Fund                                               .83%           .13           .11         1.07%(1)
  Managed Fund                                                     .59%           .13           .04          .76%(1)
  New Dimensions Fund-Registered Trademark-                        .61%           .13           .07          .81%(1)
  Strategy Aggressive Fund                                         .60%           .13           .07          .80%(1)
AIM V.I.
  Growth and Income Fund                                           .61%            --           .16          .77%(2)
  International Equity Fund                                        .75%            --           .22          .97%(2)
  Value Fund                                                       .61%            --           .15          .76%(2)
American Century VP
  Income and Growth                                                .70%            --            --          .70%(3)
  Value                                                           1.00%            --            --         1.00%(3)
Janus Aspen Series
  Balanced Portfolio: Institutional Shares                         .65%            --           .02          .67%(4)
  Worldwide Growth Portfolio: Institutional Shares                 .65%            --           .05          .70%(4)
OCC Accumulation Trust
  Equity Portfolio                                                 .80%            --           .11          .91%(5)
  Managed Portfolio                                                .77%            --           .06          .83%(5)
  Small Cap Portfolio                                              .80%            --           .09          .89%(5)
  U.S. Government Income Portfolio                                 .80%            --           .15          .95%(5)
OppenheimerFunds, Inc.
  Capital Appreciation Fund/VA                                     .68%            --           .02          .70%(2)
  High Income Fund/VA                                              .74%            --           .01          .75%(2)
Putnam Variable Trust
  Putnam VT Diversified Income Fund -- Class IA Shares             .68%            --           .10          .78%(2)
  Putnam VT Diversified Income Fund -- Class IB Shares             .68%           .15           .10          .93%(2)
  Putnam VT Growth and Income Fund -- Class IA Shares              .46%            --           .04          .50%(2)
  Putnam VT Growth and Income Fund -- Class IB Shares              .46%           .15           .04          .65%(2)
  Putnam VT High Yield Fund -- Class IA Shares                     .65%            --           .07          .72%(2)
  Putnam VT High Yield Fund -- Class IB Shares                     .65%           .15           .07          .87%(2)
  Putnam VT New Opportunities Fund -- Class IA Shares              .54%            --           .05          .59%(2)
  Putnam VT Voyager Fund -- Class IB Shares                        .53%           .15           .04          .72%(2)

                  (1)   The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 1999 restated to include a
                        Rule 12b-1 distribution fee of .125% that went into effect
                        Sept. 21, 1999.
                  (2)   Figures in "Management Fees", "12b-1 Fees", "Other Expenses"
                        and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1999.
                  (3)   The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets
                        increase.
                  (4)   Expenses are based upon expenses for the fiscal year ended
                        Dec. 31, 1999, restated to reflect a reduction in the
                        management fee for Balanced and Worldwide Growth Portfolios.
                  (5)   Annualized operating expenses of funds at Dec. 31, 1999.

--------------------------------------------------------------------------------

                                                     PROSPECTUS -- MAY 1, 2000 7

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and...

                                                                                             NO WITHDRAWAL OR SELECTION
                                              TOTAL WITHDRAWAL AT THE                     OF AN ANNUITY PAYOUT PLAN AT THE
                                              END OF EACH TIME PERIOD                          END OF EACH TIME PERIOD
                                    1 YEAR      3 YEARS     5 YEARS    10 YEARS      1 YEAR      3 YEARS     5 YEARS    10 YEARS
AXP(SM) Variable Portfolio --
  Bond Fund                         $93.22      $121.53     $152.47     $262.24      $23.22      $71.53      $122.47     $262.24
  Capital Resource Fund              93.01       120.91      151.44      260.17       23.01       70.91       121.44      260.17
  Cash Management Fund               91.99       117.82      146.27      249.75       21.99       67.82       116.27      249.75
  International Fund                 95.88       129.53      165.80      288.79       25.88       79.53       135.80      288.79
  Managed Fund                       92.70       119.99      149.89      257.06       22.70       69.99       119.89      257.06
  New Dimensions
    Fund-Registered Trademark-       93.22       121.53      152.47      262.24       23.22       71.53       122.47      262.24
  Strategy Aggressive Fund           93.11       121.22      151.95      261.20       23.11       71.22       121.95      261.20
AIM V.I.
  Growth and Income Fund             92.81       120.30      150.40      258.09       22.81       70.30       120.40      258.09
  International Equity Fund          94.86       126.46      160.69      278.66       24.86       76.46       130.69      278.66
  Value Fund                         92.70       119.99      149.89      257.06       22.70       69.99       119.89      257.06
American Century VP
  Income and Growth                  92.09       118.13      146.78      250.80       22.09       68.13       116.78      250.80
  Value                              95.16       127.38      162.23      281.71       25.16       77.38       132.23      281.71
Janus Aspen Series
  Balanced Porfolio:
    Institutional Shares             91.78       117.21      145.23      247.66       21.78       67.21       115.23      247.66
  Worldwide Growth Portfolio:
    Institutional Shares             92.09       118.13      146.78      250.80       22.09       68.13       116.78      250.80
OCC Accumulation Trust
  Equity Portfolio                   94.24       124.61      157.61      272.53       24.24       74.61       127.61      272.53
  Managed Portfolio                  93.42       122.15      153.50      264.31       23.42       72.15       123.50      264.31
  Small Cap Portfolio                94.04       124.00      156.59      270.48       24.04       74.00       126.59      270.48
  U.S. Government Income
    Portfolio                        94.65       125.84      159.67      276.62       24.65       75.84       129.67      276.62
OppenheimerFunds, Inc.
  Capital Appreciation Fund/VA       92.09       118.13      146.78      250.80       22.09       68.13       116.78      250.80
  High Income Fund/VA                92.60       119.68      149.37      256.02       22.60       69.68       119.37      256.02
Putnam Variable Trust
  Putnam VT Diversified Income
    Fund -- Class IA Shares          92.91       120.60      150.92      259.13       22.91       70.60       120.92      259.13
  Putnam VT Diversified Income
    Fund -- Class IB Shares          94.45       125.23      158.64      274.58       24.45       75.23       128.64      274.58
  Putnam VT Growth and Income
    Fund -- Class IA Shares          90.04       111.94      136.38      229.68       20.04       61.94       106.38      229.68
  Putnam VT Growth and Income
    Fund -- Class IB Shares          91.58       116.59      144.19      245.56       21.58       66.59       114.19      245.56
  Putnam VT High Yield Fund --
    Class IA Shares                  92.29       118.75      147.82      252.89       22.29       68.75       117.82      252.89
  Putnam VT High Yield Fund --
    Class IB Shares                  93.83       123.38      155.56      268.43       23.83       73.38       125.56      268.43
  Putnam VT New Opportunities
    Fund -- Class IA Shares          90.96       114.73      141.07      239.24       20.96       64.73       111.07      239.24
  Putnam VT Voyager Fund --
    Class IB Shares                  92.29       118.75      147.82      252.89       22.29       68.75       117.82      252.89

                    * In this example, the $30 contract administrative charge is approximated as a 0.055% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

--------------------------------------------------------------------------------

8      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,               1999      1998      1997
------------------------------------------------------------

SUBACCOUNT ISI(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE
PORTFOLIO -- BOND FUND)
Accumulation unit value at
  beginning of period             $0.97    $0.97     $1.00
Accumulation unit value at end
  of period                       $0.97    $0.97     $0.97
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     898      566        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT ICR(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE
PORTFOLIO -- CAPITAL RESOURCE FUND)
Accumulation unit value at
  beginning of period             $1.24    $1.01     $1.00
Accumulation unit value at end
  of period                       $1.51    $1.24     $1.01
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     861      753        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IMS(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE
PORTFOLIO -- CASH MANAGEMENT FUND)
Accumulation unit value at
  beginning of period             $1.01    $1.00     $1.00
Accumulation unit value at end
  of period                        $ --    $1.01     $1.00
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      --       13        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
Simple yield(2)                    4.53%    3.29%       --
Compound yield(2)                  4.63%    3.34%       --
------------------------------------------------------------

SUBACCOUNT IIE(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE
PORTFOLIO -- INTERNATIONAL FUND)
Accumulation unit value at
  beginning of period             $1.11    $0.97     $1.00
Accumulation unit value at end
  of period                       $1.60    $1.11     $0.97
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     143       56        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IMG(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE
PORTFOLIO -- MANAGED FUND)
Accumulation unit value at
  beginning of period             $1.07    $0.97     $1.00
Accumulation unit value at end
  of period                       $1.22    $1.07     $0.97
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   1,962    1,650        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IGD(3) (INVESTING IN SHARES OF AXP(SM) VARIABLE
PORTFOLIO -- NEW DIMENSION FUND-REGISTERED TRADEMARK-)
Accumulation unit value at
  beginning of period             $1.15    $1.00        --
Accumulation unit value at end
  of period                       $1.50    $1.15        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                      88        4        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     PROSPECTUS -- MAY 1, 2000 9

YEAR ENDED DEC. 31,               1999      1998      1997
------------------------------------------------------------

SUBACCOUNT IAG(1) (INVESTING IN SHARES OF AXP(SM) VARIABLE
PORTFOLIO -- STRATEGY AGGRESSIVE FUND)
Accumulation unit value at
  beginning of period             $0.93    $0.92     $1.00
Accumulation unit value at end
  of period                       $1.57    $0.93     $0.92
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     427      269        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IGN(3) (INVESTING IN SHARES OF AIM V.I. GROWTH
AND INCOME FUND)
Accumulation unit value at
  beginning of period             $1.15    $1.00        --
Accumulation unit value at end
  of period                       $1.52    $1.15        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     381        6        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IIN(3) (INVESTING IN SHARES OF AIM V.I.
INTERNATIONAL EQUITY FUND)
Accumulation unit value at
  beginning of period             $1.04    $1.00        --
Accumulation unit value at end
  of period                       $1.59    $1.04        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     230        4        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IVA(3) (INVESTING IN SHARES OF AIM V.I. VALUE
FUND)
Accumulation unit value at
  beginning of period             $1.16    $1.00        --
Accumulation unit value at end
  of period                       $1.48    $1.16        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     482        8        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IIG(3) (INVESTING IN SHARES OF AMERICAN CENTURY
VP INCOME AND GROWTH)
Accumulation unit value at
  beginning of period             $1.10    $1.00        --
Accumulation unit value at end
  of period                       $1.28    $1.10        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     180        8        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IVL(3) (INVESTING IN SHARES OF AMERICAN CENTURY
VP VALUE)
Accumulation unit value at
  beginning of period             $1.00    $1.00        --
Accumulation unit value at end
  of period                       $0.97    $1.00        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     116        3        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

--------------------------------------------------------------------------------

10      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

YEAR ENDED DEC. 31,               1999      1998      1997
------------------------------------------------------------

SUBACCOUNT ISB(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES
BALANCED PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at
  beginning of period             $1.15    $1.00        --
Accumulation unit value at end
  of period                       $1.44    $1.15        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   1,783       37        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IWG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES
WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at
  beginning of period             $1.12    $1.00        --
Accumulation unit value at end
  of period                       $1.82    $1.12        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     280       11        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IEQ(3) (INVESTING IN SHARES OF OCC ACCUMULATION
TRUST EQUITY PORTFOLIO)
Accumulation unit value at
  beginning of period             $1.03    $1.00        --
Accumulation unit value at end
  of period                       $1.04    $1.03        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     101        3        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IMD(4) (INVESTING IN SHARES OF OCC ACCUMULATION
TRUST MANAGED PORTFOLIO)
Accumulation unit value at
  beginning of period             $1.09    $1.03     $1.00
Accumulation unit value at end
  of period                       $1.13    $1.09     $1.03
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   1,293    1,274        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT ISC(3) (INVESTING IN SHARES OF OCC ACCUMULATION
TRUST SMALL CAP PORTFOLIO)
Accumulation unit value at
  beginning of period             $1.02    $1.00        --
Accumulation unit value at end
  of period                       $0.99    $1.02        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     125        8        --
Ratio of operating expenses to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IUS(1) (INVESTING IN SHARES OF OCC ACCUMULATION
TRUST U.S. GOVERNMENT INCOME PORTFOLIO)
Accumulation unit value at
  beginning of period             $1.08    $1.01     $1.00
Accumulation unit value at end
  of period                       $1.05    $1.08     $1.01
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   1,070    1,042        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IGR(3) (INVESTING IN SHARES OF OPPENHEIMER
CAPITAL APPRECIATION FUND/VA)
Accumulation unit value at
  beginning of period             $1.14    $1.00        --
Accumulation unit value at end
  of period                       $1.59    $1.14        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     329       12        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IHI(3) (INVESTING IN SHARES OF OPPENHEIMER HIGH
INCOME FUND/VA)
Accumulation unit value at
  beginning of period             $1.04    $1.00        --
Accumulation unit value at end
  of period                       $1.07    $1.04        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     253        6        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 11

YEAR ENDED DEC. 31,               1999      1998      1997
------------------------------------------------------------

SUBACCOUNT IDI(4) (INVESTING IN SHARES OF PUTNAM VT
DIVERSIFIED INCOME FUND -- CLASS IA SHARES)
Accumulation unit value at
  beginning of period             $0.99    $1.01     $1.00
Accumulation unit value at end
  of period                       $0.99    $0.99     $1.01
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     605      662        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IPD(3) (INVESTING IN SHARES OF PUTNAM VT
DIVERSIFIED INCOME FUND -- CLASS IB SHARES)
Accumulation unit value at
  beginning of period             $1.02    $1.00        --
Accumulation unit value at end
  of period                       $1.03    $1.02        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     428       14        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IGI(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH
AND INCOME FUND -- CLASS IA SHARES)
Accumulation unit value at
  beginning of period             $1.21    $1.07     $1.00
Accumulation unit value at end
  of period                       $1.21    $1.21     $1.07
Number of accumulation units
  outstanding at end of period
  (000 omitted)                   1,585    1,538        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IPG(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH
AND INCOME FUND -- CLASS IB SHARES)
Accumulation unit value at
  beginning of period             $1.06    $1.00        --
Accumulation unit value at end
  of period                       $1.06    $1.06        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     866       17        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IHY(4) (INVESTING IN SHARES OF PUTNAM VT HIGH
YIELD FUND -- CLASS IA SHARES)
Accumulation unit value at
  beginning of period             $0.94    $1.02     $1.00
Accumulation unit value at end
  of period                       $0.99    $0.94     $1.02
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     859    1,150        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IPH(3) (INVESTING IN SHARES OF PUTNAM VT HIGH
YIELD FUND -- CLASS IB SHARES)
Accumulation unit value at
  beginning of period             $1.04    $1.00        --
Accumulation unit value at end
  of period                       $1.08    $1.04        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     235       14        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT INO(4) (INVESTING IN SHARES OF PUTNAM VT NEW
OPPORTUNITIES FUND -- CLASS IA SHARES)
Accumulation unit value at
  beginning of period             $1.29    $1.05     $1.00
Accumulation unit value at end
  of period                       $2.16    $1.29     $1.05
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     471      411        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

SUBACCOUNT IPV(3) (INVESTING IN SHARES OF PUTNAM VT VOYAGER
FUND -- CLASS IB SHARES)
Accumulation unit value at
  beginning of period             $1.17    $1.00        --
Accumulation unit value at end
  of period                       $1.82    $1.17        --
Number of accumulation units
  outstanding at end of period
  (000 omitted)                     538       14        --
Ratio of operating expense to
  average net assets               1.40%    1.40%       --
------------------------------------------------------------

(1) Operations commenced on Oct. 24, 1997. These subaccounts had no activity in 1997.
(2) Net of annual contract administrative charge and mortality and expense risk fee.
(3)  Operations commenced on Nov. 4, 1998.
(4) Operations commenced on Oct. 27, 1997. These subaccounts had no activity in 1997.

--------------------------------------------------------------------------------

12      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

- contract administrative charge,

- variable account administrative charge,

- mortality and expense risk fee, and

- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 13

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:


                                           AVAILABLE UNDER
                                          ACL
                                       PERSONAL        ACL
                                       PORTFOLIO    PERSONAL
SUBACCOUNT  INVESTING IN                PLUS(2)   PORTFOLIO(SM)  INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISOR OR MANAGER
  ISI       AXP(SM) Variable              Yes          Yes       Objective: high level of current     IDS Life Insurance Company
            Portfolio - Bond Fund                                income while conserving the value    (IDS Life), investment
                                                                 of the investment and continuing a   manager; American Express
                                                                 high level of income for the         Financial Corporation (AEFC),
                                                                 longest time period. Invests         investment advisor.
                                                                 primarily in bonds and other debt
                                                                 securities.
  ICR       AXP(SM) Variable              Yes          Yes       Objective: capital appreciation.     IDS Life, investment manager;
            Portfolio - Capital                                  Invests primarily in U.S. common     AEFC investment advisor.
            Resource Fund                                        stocks.
  IMS       AXP(SM) Variable              Yes          Yes       Objective: maximum current income    IDS Life, investment manager;
            Portfolio - Cash                                     consistent with liquidity and        AEFC investment advisor.
            Management Fund                                      conservation of capital. Invests
                                                                 primarily in money market
                                                                 securities.
  IIE       AXP(SM) Variable              Yes          Yes       Objective: capital appreciation.     IDS Life, investment manager;
            Portfolio -                                          Invests primarily in common stocks   AEFC investment advisor.
            International Fund                                   of foreign issuers.                  American Express Asset
                                                                                                      Management International,
                                                                                                      Inc., a wholly-owned
                                                                                                      subsidiary of AEFC, is the
                                                                                                      sub-investment advisor.
  IMG       AXP(SM) Variable              Yes          Yes       Objective: maximum total investment  IDS Life, investment manager;
            Portfolio - Managed Fund                             return through a combination of      AEFC investment advisor.
                                                                 capital growth and current income.
                                                                 Invests primarily in a combination
                                                                 of common and preferred stocks,
                                                                 convertible securities, bonds and
                                                                 other debt securities.
  IGD       AXP(SM) Variable              Yes          No        Objective: long-term growth of       IDS Life, investment manager;
            Portfolio -                                          capital. Invests primarily in        AEFC investment advisor.
            New Dimensions Fund-Registered Trademark-            common stocks of U.S. and foreign
                                                                 companies showing potential for
                                                                 significant growth.
  IAG       AXP(SM) Variable              Yes          Yes       Objective: capital appreciation.     IDS Life, investment manager;
            Portfolio - Strategy                                 Invests primarily in common stocks   AEFC investment advisor.
            Aggressive Fund                                      of small-and medium-sized
                                                                 companies.
  IGN       AIM V.I. Growth and           Yes          No        Objective: growth of capital, with   A I M Advisors, Inc.
            Income Fund                                          current income as a secondary
                                                                 objective. Invests at least 65% of
                                                                 its net assets in income-producing
                                                                 securities, including
                                                                 dividend-paying common stock and
                                                                 convertible securities.
  IIN       AIM V.I. International        Yes          Yes       Objective: long-term growth of       A I M Advisors, Inc.
            Equity Fund                                          capital. Invests primarily in a
                                                                 diversified portfolio of
                                                                 international equity securities,
                                                                 whose issuers are considered to
                                                                 have strong earnings momentum.

--------------------------------------------------------------------------------

14      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)


                                           AVAILABLE UNDER
                                          ACL
                                       PERSONAL        ACL
                                       PORTFOLIO    PERSONAL
SUBACCOUNT  INVESTING IN                PLUS(2)   PORTFOLIO(SM)  INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISOR OR MANAGER
  IVA       AIM V.I. Value Fund           Yes          No        Objective: long-term growth of       A I M Advisors, Inc.
                                                                 capital with income as a secondary
                                                                 objective. Invests primarily in
                                                                 equity securities judged to be
                                                                 undervalued relative to the
                                                                 investment advisor's appraisal of
                                                                 the current or projected earnings
                                                                 of the companies issuing the
                                                                 securities, or relative to current
                                                                 market values of assets owned by
                                                                 the companies issuing the
                                                                 securities, or relative to the
                                                                 equity market generally.
  IIG       American Century VP           Yes          No        Objective: dividend growth, current  American Century Investment
            Income and Growth                                    income and capital appreciation.     Management, Inc.
                                                                 Invests primarily in common stocks.
  IVL       American Century VP Value     Yes          No        Objective: long-term capital         American Century Investment
                                                                 growth, with income as a secondary   Management, Inc.
                                                                 objective. Invests primarily in
                                                                 securities that management believes
                                                                 to be undervalued at the time of
                                                                 purchase.
  ISB       Janus Aspen Series            Yes          No        Objective: long-term growth of       Janus Capital Corporation
            Balanced Portfolio:                                  capital, balanced by current
            Institutional Shares                                 income. Normally invests 40-60% of
                                                                 its assets in securities selected
                                                                 primarily for their growth
                                                                 potential and 40-60% in securities
                                                                 selected primarily for their income
                                                                 potential.
  IWG       Janus Aspen Series            Yes          No        Objective: long-term growth of       Janus Capital Corporation
            Worldwide Growth                                     capital in a manner consistent with
            Portfolio: Institutional                             the preservation of capital.
            Shares                                               Invests primarily in common stocks
                                                                 of foreign and domestic issuers.
  IEQ       OCC Accumulation Trust        Yes          No        Objective: long-term capital         OpCap Advisors
            Equity Portfolio                                     appreciation. Invests in a
                                                                 diversified portfolio of equity
                                                                 securities selected on the basis of
                                                                 a value-oriented approach to
                                                                 investing.
  IMD       OCC Accumulation Trust        Yes          Yes       Objective: growth of capital.        OpCap Advisors
            Managed Portfolio                                    Invests in common stocks, bonds,
                                                                 money market and cash equivalent
                                                                 securities, the percentage of which
                                                                 will vary based on management's
                                                                 assessment of relative investment
                                                                 values.
  ISC       OCC Accumulation Trust        Yes          No        Objective: capital appreciation.     OpCap Advisors
            Small Cap Portfolio                                  Invests in a diversified portfolio
                                                                 of equity securities of companies
                                                                 with market capitalizations of
                                                                 under $1 billion.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 15


                                           AVAILABLE UNDER
                                          ACL
                                       PERSONAL        ACL
                                       PORTFOLIO    PERSONAL
SUBACCOUNT  INVESTING IN                PLUS(2)   PORTFOLIO(SM)  INVESTMENT OBJECTIVES AND POLICIES   INVESTMENT ADVISOR OR MANAGER
  IUS       OCC Accumulation Trust        Yes          Yes       Objective: high level of current     OpCap Advisors
            U.S. Government Income                               income together with protection of
            Portfolio                                            capital. Invests exclusively in
                                                                 debt obligations, including
                                                                 mortgage-backed securities, issued
                                                                 or guaranteed by the United States
                                                                 government, its agencies or
                                                                 instrumentalities.
  IGR       Oppenheimer Capital           Yes          No        Objective: capital appreciation.     OppenheimerFunds, Inc.
            Appreciation Fund/VA                                 Invests in securities of
                                                                 well-known, established companies.
  IHI       Oppenheimer High Income       Yes          No        Objective: high level of current     OppenheimerFunds, Inc.
            Fund/VA                                              income from investments in high-
                                                                 yield fixed income securities.
  IDI       Putnam VT Diversified         No           Yes       Objective: high current income       Putnam Investment Management,
            Income Fund - Class IA                               consistent with capital              Inc.
            Shares                                               preservation. The Fund invests in
                                                                 higher-yielding, lower-rated
                                                                 securities commonly
  IPD       Putnam VT Diversified         Yes          No        referred to as "junk bonds." See
            Income Fund - Class IB                               special considerations for
            Shares                                               investments in these securities in
                                                                 the fund prospectus.
  IGI       Putnam VT Growth and          No           Yes       Objective: capital growth and        Putnam Investment Management,
            Income Fund - Class IA                               current income. Invests primarily    Inc.
            Shares                                               in common stocks that offer
                                                                 potential of capital
  IPG       Putnam VT Growth and          Yes          No        growth, current income or both.
            Income Fund - Class IB
            Shares
  IHY       Putnam VT High Yield          No           Yes       Objective: high current income and,  Putnam Investment Management,
            Fund - Class IA Shares                               when consistent with this            Inc.
                                                                 objective, capital growth as a
                                                                 secondary objective. Invests
                                                                 primarily in high-yield,
                                                                 lower-rated fixed income securities
                                                                 constituting a portfolio
  IPH       Putnam VT High Yield          Yes          No        which Putnam Investment Management,
            Fund - Class IB Shares                               Inc. ("Putnam Management") believes
                                                                 does not involve undue risk to
                                                                 income or principal. See special
                                                                 considerations for investments in
                                                                 high yield securities described in
                                                                 the fund prospectus.
  INO       Putnam VT New                 No           Yes       Objective: long-term capital         Putnam Investment Management,
            Opportunities Fund -                                 appreciation. Invests primarily in   Inc.
            Class IA Shares                                      common stocks of companies in
                                                                 sectors of the economy that Putnam
                                                                 Management believes possess above
                                                                 average long-term growth potential.
  IPV       Putnam VT Voyager Fund -      Yes          No        Objective: capital appreciation.     Putnam Investment Management,
            Class IB Shares                                      Invests primarily in common stocks   Inc.
                                                                 of companies that Putnam management
                                                                 believes have potential for capital
                                                                 appreciation that is significantly
                                                                 greater than that of market
                                                                 averages.

--------------------------------------------------------------------------------

16      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that an investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results and those results may differ significantly from other funds with similar investment objectives and policies.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 17

THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily. We will change the interest rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can buy a nonqualified annuity or become an annuitant if you are 85 or younger (age 75 or younger for qualified annuities).

When you apply, you may select:

- the fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- the date you want to start receiving annuity payouts (the retirement date);
  and

- a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit the additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office. You may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE
Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 90th birthday.

--------------------------------------------------------------------------------

18      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

- on or after the annuitant reaches age 59 1/2; and

- by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

BENEFICIARY
If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS

Initial purchase payment: $2,000 (We reserve the right to decrease the minimum payment.)

Additional purchase payments: $50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS: $1,000,000 of cumulative payments (We reserve the right to increase the maximum payment.)

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER
--------------------------------------------------------------------------------

Send your check along with your name and contract number to:

REGULAR MAIL:
AMERICAN CENTURION LIFE ASSURANCE COMPANY
P.O. BOX 5555
ALBANY, NY 12205-0555

EXPRESS MAIL:
AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments withdrawn, is $50,000 or more on the current contract anniversary.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 19

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

WITHDRAWAL CHARGE
If you withdraw part or all of your contract, you may be subject to a withdrawal charge. We calculate the withdrawal charge by drawing from your total contract value in the following order:

- First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary contract value. (We consider your initial purchase payment to be the prior anniversary contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

- Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

--------------------------------------------------------------------------------

20      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- Next, we withdraw purchase payments received eight or more years before the withdrawal and not previously withdrawn. We do not assess a withdrawal charge on these purchase payments.

- Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. There is a withdrawal charge on these payments. We determine your withdrawal charges by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of contract years since you made the payments withdrawn.

                                       YEARS FROM PURCHASE  WITHDRAWAL CHARGE
                                         PAYMENT RECEIPT       PERCENTAGE
                                                1                       7%
                                                2                       6
                                                3                       5
                                                4                       4
                                                5                       3
                                                6                       2
                                                7                       1
                                           Thereafter                   0

For a partial withdrawal that is subject to a withdrawal charge, the amount deducted for the withdrawal charge will be a percentage of the total amount withdrawn. We will deduct the charge from the value remaining after we pay you the amount you requested. Example: Assume you request a withdrawal of $1,000 and there is a 7% withdrawal charge. The withdrawal charge is $75.26 for a total withdrawal amount of $1,075.26. This charge represents 7% of the total amount withdrawn and we deduct it from the contract value remaining after we pay you the $1,000 you requested.

WITHDRAWAL CHARGE CALCULATION EXAMPLE:

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

- The contract date is July 1, 2000 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

- We received these payments:

  -- $10,000 July 1, 2000;
  -- $8,000 Dec. 31, 2005;
  -- $6,000 Feb. 20, 2008; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2010 and had not made any other withdrawals during that contract year; and

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 21

- The prior anniversary July 1, 2010 contract value was $38,488.

            WITHDRAWAL CHARGE EXPLANATION
                              $3,848.80 is 10% of the prior anniversary contract value withdrawn without
                     $0       withdrawal charge; and
                              $10,252.20 is contract earnings in excess of the 10% free withdrawal amount
                      0       withdrawn without withdrawal charge; and
                              $10,000 July 1, 2000 payment was received eight or more contract years
                      0       before withdrawal and is withdrawn without withdrawal charge; and
                              $8,000 Dec. 31, 2005 payment is in its fifth contract year from receipt,
                    240       withdrawn with a 3% withdrawal charge; and
                              $6,000 Feb. 20, 2008 payment is in its fourth contract year from receipt,
                    240       withdrawn with a 4% withdrawal charge.
             ---------
                   $480

WAIVER OF WITHDRAWAL CHARGE:
We do not assess withdrawal charges for:

- withdrawals of amounts totaling up to 10% of your prior contract anniversary contract value;

- withdrawals of any contract earnings in excess of the annual 10% free withdrawal amount;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

- contracts settled using an annuity payout plan; and

- death benefits.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out; and

- minus any prorated contract administrative charge.

--------------------------------------------------------------------------------

22      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial withdrawals;

- withdrawal charges; and/or

- prorated portions of contract administrative charge.

Accumulation unit values will fluctuate due to:

- changes in funds' net asset value;

- dividends distributed to the subaccounts;

- capital gains or losses of funds;

- fund operating expenses;

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 23

- mortality and expense risk fees; and/or

- variable account administrative charges.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

                                HOW DOLLAR-COST AVERAGING WORKS
--------------------------------------------------------------------------------

                                           AMOUNT   ACCUMULATION  NUMBER OF UNITS
                        MONTH             INVESTED   UNIT VALUE      PURCHASED
By investing an          Jan              $100        $20               5.00
equal number of          Feb               100         18               5.56
dollars each month...    Mar               100         17               5.88

you automatically --     Apr               100         15               6.67
buy more units           May               100         16               6.25
when the per unit        Jun               100         18               5.56
market price is low...   Jul               100         17               5.88

and fewer units --       Aug               100         19               5.26
when the per unit        Sept              100         21               4.76
market price is high.    Oct               100         20               5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative. Some restrictions may apply.

TRANSFERRING MONEY BETWEEN ACCOUNTS
You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time as follows:

- limit the number of transfers to 12 per contract year,

- require up to ten valuation dates between each transfer,

--------------------------------------------------------------------------------

24      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

- limit the maximum transfer amount on any valuation date to $2,000,000, or

- upon 30 days written notice, only accept transfer instructions from you and not from your representative, agent or any person acting under a power of attorney from you.

We may make these transfer privilege modifications on a uniform basis for all contract holders in a class if we determine, in our sole discretion, that the exercise of transfer rights by any one or more contract owner is, or would be, to the disadvantage of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- You may transfer contract values between the subaccounts or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for three months following that transfer.

- You may transfer contract values from the fixed account to the subaccounts on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the variable subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

 1 BY LETTER
--------------------------------------------------------------------------------
Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

REGULAR MAIL:
AMERICAN CENTURION LIFE ASSURANCE COMPANY
P.O. BOX 5555
ALBANY, NY 12205

EXPRESS MAIL:
AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or withdrawals:   $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:   Contract value or the entire account balance

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 25

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS
--------------------------------------------------------------------------------
Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial withdrawals from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.
- Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccounts from which you are transferring within 12 months.
- Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts.
- Automated withdrawals may be restricted by applicable law under some contracts.
- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT
Transfers or withdrawals:   $100 monthly
                            $250 quarterly, semiannually or annually
MAXIMUM AMOUNT
Transfers or withdrawals:   Contract value (except for automated transfers from the
                            fixed account)

 3 BY PHONE
--------------------------------------------------------------------------------

Call between 8 a.m. and 6 p.m. Eastern time:
1-800-504-0469

MINIMUM AMOUNT
Transfers or withdrawals:   $500 or entire subaccount or fixed account balance
MAXIMUM AMOUNT
Transfers:                  Contract value or the entire subaccount or fixed account
                            balance
Withdrawals:                $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of an address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

--------------------------------------------------------------------------------

26      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Charges -- Withdrawal charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin.

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

- payable to you.

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

  -- the withdrawal amount includes a purchase payment check that has not cleared;

  -- the NYSE is closed, except for normal holiday and weekend closings;

  -- trading on the NYSE is restricted, according to SEC rules;

  -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 27
owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

YOUR ACL PERSONAL PORTFOLIO PLUS(2) CONTRACT INCLUDES THE DEATH BENEFIT DESCRIBED BELOW.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If either you or the annuitant are age 81 or older on the date of death, we will pay the beneficiary the contract value. If both you and the annuitant are age 80 or younger on the date of death, we will pay the beneficiary the greatest of:

- the contract value;

- the total purchase payments less any "death benefit adjustment"; or

- the highest contract value on any prior contract anniversary, plus any purchase payments and less any "death benefit adjustment" since the contract anniversary.

If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

We calculate the "death benefit adjustment" for each partial withdrawal by multiplying (a) times (b) where:

(a)  =    the ratio of the partial withdrawal to the contract value on the date of (but prior to) the partial withdrawal; and
(b)  =    the death benefit on the date of (but prior to) the partial withdrawal.

The result is subtracted from the death benefit that would have been paid had there not been a partial withdrawal.

EXAMPLE:

- You purchase a contract for $20,000 on January 1, 2000.

- On January 1, 2001 (the first contract anniversary) the contract value reaches $24,000.

- On March 1, 2001 the contract value falls to $22,000. You then take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2001 as follows:

  The highest contract value on any prior contract anniversary:                       $24,000.00

  plus any purchase payments since that anniversary:                                       +0.00

  less any "death benefit adjustment" taken since that anniversary:

    $ 1,500
      -----      X      $24,000    =                                                   (1,636.36)
    $22,000                                                                           -----------
resulting in a benefit of:                                                            $22,363.64

--------------------------------------------------------------------------------

28      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

YOUR ACL PERSONAL PORTFOLIO(SM) CONTRACT INCLUDES THE DEATH BENEFIT DESCRIBED BELOW.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

For contracts where both you and the annuitant were 75 or younger on the date we issued the contract and you made withdrawals subject to withdrawal charges, we will pay the beneficiary the contract value. For annuities where either you or the annuitant were 76 or older on the date we issue the contract, we will pay the beneficiary the contract value.

If both you and the annuitant were age 75 or younger on the date the contract was issued and if all withdrawals from this contract have been without withdrawal charges, we will pay the beneficiary the greatest of:

- the contract value;

- the total purchase payments less any amounts withdrawn; or

- on or after the fifth contract anniversary, the death benefit as of the most recent fifth contract anniversary adjusted by:

  -- adding any purchase payments made since that most recent fifth contract anniversary, and

  -- subtracting any amounts withdrawn since that most recent fifth contract anniversary.

EXAMPLE:

- You purchase a contract for $20,000 on January 1, 2000.

- On June 1, 2005 the contract value reaches $33,000.

- On June 1, 2005 you take a $1,500 partial withdrawal, leaving a contract value of $31,500.

- On July 15, 2005 you make an additional payment of $1,000.

- On March 1, 2006 the contract value falls to $31,000.

We calculate the death benefit on March 1, 2006 as follows:

  The closest fifth anniversary contract value:               $       33,000.00

  plus any purchase payments since that anniversary                   +1,000.00

  less any partial withdrawals taken since that anniversary:          (1,500.00)
                                                              -----------------
resulting in a death benefit of:                              $       32,500.00

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 29

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will determine the contract's value at the next close of business after fulfillment of our death claim requirements. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after the fulfillment of our death claim requirements. (See "Taxes.")

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

Amounts of fixed and variable payouts depend on:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the underlying funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLE
The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

--------------------------------------------------------------------------------

30      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

SUBSTITUTION OF 3.5% TABLE
If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD (AVAILABLE AS A FIXED PAYOUT ONLY): We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

RESTRICTIONS FOR SOME TAX-DEFERRED RETIREMENT PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

- over the life of the annuitant;

- over the joint lives of the annuitant and a designated beneficiary;

- for a period not exceeding the life expectancy of the annuitant; or

- for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 31
values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN
If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES

Generally, under current law, your contract has a tax deferral feature. This means, any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: Your contract may be used to fund a tax-deferred retirement plan that is already tax-deferred under the Code. The contract will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

WITHDRAWALS: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay

--------------------------------------------------------------------------------

32      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)
a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract (except a Roth IRA) is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 33
subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION
We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change,

- the existing funds become unavailable, or

- in our judgment, the funds no longer are suitable for the subaccounts.

--------------------------------------------------------------------------------

34      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

- change the funds in which the subaccounts invest, and

- make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contracts. Its offices are located at 200 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

The contracts are distributed either directly or through third party marketers by insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

American Centurion Life pays commission for the sales of contracts to the insurance agencies who have entered into distribution agreements with American Centurion Life and AEFA. These commissions will not be more than 7.5% of purchase payments it receives on the contracts. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

ISSUER
American Centurion Life issues the contracts. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-0555. American Centurion Life conducts a conventional life insurance business in New York.

LEGAL PROCEEDINGS
A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Centurion Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Centurion Life is a named defendant in one of these suits, Richard W. and Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota State Court in October 1998. The action was brought by individuals who purchased an annuity in a qualified plan. The plaintiffs allege that the sale of annuities in

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 35
tax-deferred contributory retirement investment plans (E.G., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount.

American Centurion Life is included as a party to preliminary settlement of all three class action lawsuits. We believe this approach will put these cases behind us and provide a fair outcome for our clients. Our decision to settle does not include any admission of wrongdoing. We do not anticipate that this proposed settlement, or any other lawsuits in which American Centurion Life is a defendant, will have a material adverse effect on our financial condition.

YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Centurion Life and the variable account. All of the major systems used by American Centurion Life and the variable account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Centurion Life and the variable account's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Centurion Life and the variable account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Centurion Life's and the variable account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Centurion Life's and the variable account's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

36      ACL PERSONAL PORTFOLIO PLUS(2) / ACL PERSONAL PORTFOLIO(SM)

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION

Performance Information......................     3
Calculating Annuity Payouts..................     7
Rating Agencies..............................     9
Principal Underwriter........................     9
Independent Auditors.........................     9
Financial Statements

--------------------------------------------------------------------------------

                                                    PROSPECTUS -- MAY 1, 2000 37

Please check the appropriate box to receive a copy of the Statement of Additional Information for:

/ /  ACL Personal Portfolio Plus(2)/ACL Personal Portfolio(SM)
/ /  American Express Variable Portfolio Funds
/ /  AIM Variable Insurance Funds
/ /  American Century Variable Portfolios, Inc.
/ /  Janus Aspen Series Portfolios
/ /  OCC Accumulation Trust Portfolios
/ /  Oppenheimer Variable Account Funds
/ /  Putnam Variable Trust

MAIL YOUR REQUEST TO:
AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
PO BOX 5555
ALBANY, NY 12205-0555

WE WILL MAIL YOUR REQUEST TO:

Your name  _____________________________________________________________________

Address  _______________________________________________________________________

City  _________________________ State  ___________ Zip  ________________________

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                          ACL PERSONAL PORTFOLIO PLUS2

                                       and

                            ACL PERSONAL PORTFOLIOSM

                         ACL VARIABLE ANNUITY ACCOUNT 2

                                   May 1, 2000

ACL Variable Annuity Account 2 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your agent, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.

American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY  12205-0555
800-504-0469

                                TABLE OF CONTENTS

Performance Information......................................................p.3

Calculating Annuity Payouts..................................................p.7

Rating Agencies..............................................................p.9

Principal Underwriter........................................................p.9

Independent Auditors.........................................................p.9

Financial Statements

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and 10 years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                                   P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance on historical earnings, past performance does not guarantee future results.

Average Annual Total Return With Withdrawal For Periods Ending Dec. 31, 1999


                                                               Performance since
                                                              commencement of the                  Performance since
                                                                   subaccount                  commencement of the Fund**

                                                                           Since                                         Since
  Subaccount     Investing In:                              1 Year    commencement     1 Year    5 Years   10 Years  commencement

                 AXPSM VARIABLE PORTFOLIO -
ISI                Bond Fund (10/97; 10/81)*                  -6.13%      -1.99%        -6.13%     5.96%    6.60%         9.11%
ICR                Capital Resource Fund (10/97; 10/81)       14.96       18.47         14.96     19.30      13.83       14.30
IMS                Cash Management Fund (10/97; 10/81)        -3.32        1.27         -3.32      3.02      3.36         5.02
IIE                International Fund (10/97; 1/92)           36.53       21.80         36.53     14.15       --         11.73
IMG                Managed Fund (10/97; 4/86)                  6.17       10.50          6.17     16.17      11.89       11.24
IGD                New Dimensions Fund(R)(11/98; 5/96)         23.10       36.84         23.10     --         --          23.88
IAG                Strategy Aggressive Fund (10/97; 1/92)     61.58       24.12         61.58     22.73      --          15.32

                 AIM V.I.
IGN                Growth and Income Fund (11/98; 5/94)       25.31       38.58         25.31     26.10      --          22.55
IIN                International Equity Fund (11/98; 5/93)    45.82       43.99         45.82     19.88      --          17.03
IVA                Value Fund (11/98; 5/93)                   21.02       35.50         21.02     25.16      --          21.23

                 AMERICAN CENTURY VARIABLE PORTFOLIO, INC.
IIG                Income and Growth (11/98; 10/97)            9.31       18.56          9.31     --         --          20.92
IVL                Value (11/98; 5/96)                        -8.44       -7.13         -8.44     --         --           8.75

                 JANUS ASPEN SERIES
ISB                Balanced Portfolio: Institutional          17.92       32.15         17.92     22.62       --         18.81
                   Shares (11/98; 9/93)
IWG                Worldwide Growth Portfolio:                55.09       62.93         55.09     31.48       -          27.78
                   Institutional Shares (11/98; 9/93)

                 OCC ACCUMULATION TRUST
IEQ                Equity Portfolio (11/98; 8/88)             -5.33       -1.59         -5.33     17.96      13.79       13.98
IMD                Managed Portfolio (10/97; 8/88)            -3.08        4.48         -3.08     17.66      14.91       15.99
ISC                Small Cap Portfolio (11/98; 8/88)          -9.34       -5.72         -9.34      6.31       9.50       9.86
IUS                U.S. Government Income Portfolio           -9.11        0.01         -9.11       --        --          3.74
                   (10/97; 1/95)

                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
IGR                Capital Appreciation Fund/VA (11/98;       32.61       44.29         32.61     28.56      16.74       15.90
                   4/85)
IHI                High Income Fund/VA (11/98; 4/86)          -3.73        1.22         -3.73      8.22      11.02       10.03

                 PUTNAM VARIABLE TRUST
IDI                Putnam VT Diversified Income Fund -        -6.04       -3.28         -6.04      4.86       --          3.44
                   Class IA Shares (10/97; 9/93)
IGI                Putnam VT Growth and Income Fund -         -6.21        4.81         -6.21     17.34      12.34       13.51
                   Class IA Shares (10/97; 2/88)
IHY                Putnam VT High Yield Fund - Class IA       -2.23       -3.62         -2.23      6.72       9.21       7.84
                   Shares (10/97; 2/88)
INO                Putnam VT New Opportunities Fund -         59.93       37.65         59.93     30.77       --         28.31
                   Class IA Shares (10/97; 5/94)

                 PUTNAM VARIABLE TRUST
IPD                Putnam VT Diversified Income Fund -        -6.06       -2.49         -6.06      4.71       --          3.30
                   Class IB Shares (11/98; 9/93)***
IPG                Putnam VT Growth and Income Fund -         -6.32        0.17         -6.32     17.18      12.18       13.35
                   Class IB Shares (11/98; 1/88) ***
IPH                Putnam VT High Yield Fund - Class IB       -2.33        1.86         -2.33      6.58       9.07       7.69
                   Shares (11/98; 1/88) ***
IPV                Putnam VT Voyager Fund - Class IB          48.75       62.63         48.75     29.35      20.36       19.59
                   Shares (11/98; 1/88) ***

*    (Commencement dates of the subaccount; Commencement dates of the Fund)
**   Current  applicable  charges deducted from fund  performance  include a $30 contract administrative charge, a 1.25% mortality and expense fee, a 0.15% variable account administrative charge and applicable withdrawal charges.
***  Each of the above Funds' Class IB Shares commenced  operations on April 30,
     1998. For periods prior to the inception of Class IB Shares, performance information for Class IB Shares is based upon performance of Class IA
     Shares (not offered) of the fund, adjusted to reflect the fees paid by Class IB Shares, including a 12b-1 fee of 0.15%.


Average Annual Total Return Without Withdrawal For Periods Ending Dec. 31, 1999

                                                               Performance since
                                                              commencement of the                  Performance since
                                                                   subaccount                  commencement of the Fund**

                                                                           Since                                         Since
  Subaccount     Investing In:                               1 Year    commencement    1 Year    5 Years   10 Years   commencement

                 AXPSM VARIABLE PORTFOLIO -
ISI                Bond Fund (10/97; 10/81)*                   0.19%       0.09%         0.19%     6.43%    6.60%         9.11%
ICR                Capital Resource Fund (10/97; 10/81)       21.96       20.32         21.96     19.60      13.83       14.30
IMS                Cash Management Fund (10/97; 10/81)        3.20         3.43         3.20       3.55      3.36         5.02
IIE                International Fund (10/97; 1/92)           43.53       23.60         43.53     14.50       --         11.73
IMG                Managed Fund (10/97; 4/86)                 13.17       12.51         13.17     16.50      11.89       11.24
IGD                New Dimensions Fund(R)(11/98; 5/96)        30.10       41.77         30.10     --         --          24.50
IAG                Strategy Aggressive Fund (10/97; 1/92)     68.58       25.88         68.58     22.99      --          15.32

                 AIM V.I.
IGN                Growth and Income Fund (11/98; 5/94)       32.31       43.50         32.31     26.34      --          22.69
IIN                International Equity Fund (11/98; 5/93)    52.82       48.88         52.82     20.17      --          17.10
IVA                Value Fund (11/98; 5/93)                   28.02       40.44         28.02     25.40      --          21.29

                 AMERICAN CENTURY VARIABLE PORTFOLIO, INC.
IIG                Income and Growth (11/98; 10/97)           16.31       23.60         16.31     --         --          22.75
IVL                Value (11/98; 5/96)                        -2.30       -2.57         -2.30     --         --           9.61

                 JANUS ASPEN SERIES
ISB                Balanced Portfolio: Institutional          24.92       37.10         24.92     22.89       --         18.87
                   Shares (11/98; 9/93)
IWG                Worldwide Growth Portfolio:                62.09       67.72         62.09     31.68       --         27.83
                   Institutional Shares (11/98; 9/93)

                 OCC ACCUMULATION TRUST
IEQ                Equity Portfolio (11/98; 8/88)             1.04         3.24         1.04      18.26      13.79       13.98
IMD                Managed Portfolio (10/97; 8/88)             3.46        6.63          3.46     17.97      14.91       15.99
ISC                Small Cap Portfolio (11/98; 8/88)          -3.27       -1.06         -3.27      6.78       9.50       9.86
IUS                U.S. Government Income Portfolio           -3.02        2.14         -3.02       --        --          4.25
                   (10/97; 1/95)

                 OPPENHEIMER VARIABLE ACCOUNT FUNDS
IGR                Capital Appreciation Fund/VA (11/98;       39.61       49.18         39.61       28.77    16.74       15.90
                   4/85)
IHI                High Income Fund/VA (11/98; 4/86)          2.77         6.20         2.77         8.65    11.02       10.03


                 PUTNAM VARIABLE TRUST
IDI                Putnam VT Diversified Income Fund -         0.28       -1.22          0.28      5.35       --          3.57
                   Class IA Shares (10/97; 9/93)
IGI                Putnam VT Growth and Income Fund -          0.10        6.95          0.10     17.66      12.34       13.51
                   Class IA Shares (10/97; 2/88)
IHY                Putnam VT High Yield Fund - Class IA        4.38       -1.56          4.38      7.17       9.21       7.84
                   Shares (10/97; 2/88)
INO                Putnam VT New Opportunities Fund -         66.93       39.20         66.93     30.97       --         28.42
                   Class IA Shares (10/97; 5/94)

                 PUTNAM VARIABLE TRUST
IPD                Putnam VT Diversified Income Fund -        0.26         2.32         0.26       5.21       --          3.43
                   Class IB Shares (11/98; 9/93)***
IPG                Putnam VT Growth and Income Fund -         -0.02        5.09         -0.02     17.50      12.18       13.35
                   Class IB Shares (11/98; 1/88)***
IPH                Putnam VT High Yield Fund - Class IB       4.27         6.88         4.27       7.04       9.07       7.69
                   Shares (11/98; 1/88)***
IPV                Putnam VT Voyager Fund - Class IB          55.75       67.43         55.75     29.57      20.36       19.59
                   Shares (11/98; 1/88)***


*    (Commencement dates of the subaccount; Commencement dates of the Fund)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense fee, a 0.15% variable account administrative charge and applicable withdrawal charges.
*** Each of the above Funds' Class IB Shares commenced operations on April 30, 1998. For periods prior to the inception of Class IB Shares, performance information for Class IB Shares is based upon performance of Class IA Shares (not offered) of the fund, adjusted to reflect the fees paid by Class IB Shares, including a 12b-1 fee of 0.15%.

Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional period thereof)

Total return figures reflect the deduction of the surrender charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge and mortality and expense risk fee.

Calculation of Yield for Subaccounts Investing in Money Market Funds

Annualized Simple Yield:

For the subaccounts investing in money market funds, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  multiplying the base period return by 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and o any dividends declared for such shares.

It does not include:

o the effect of any applicable withdrawal charge, or o any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1999


Subaccount               Investing In:                                              Simple Yield           Compound Yield
----------               -------------                                              ------------           --------------
IMS                      AXPSM Variable Portfolio - Cash Management Fund                4.53%                   4.63%


Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                           YIELD = 2[( a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
                   d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1999

Subaccount               Investing In:                                   Yield
----------               -------------                                   -----
ISI                      AXPSM Variable Portfolio - Bond Fund            7.47%

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o    determine the dollar value of your contract on the valuation date; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of units fluctuates with the performance of the fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date; by o the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.

    Rating agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA

PRINCIPAL UNDERWRITER

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.

Withdrawal charges received by AEFA for the last two years aggregated total $6481 and $3,628, respectively.

Commissions paid by ACL for the last two years aggregated total $673,812 and $682,400, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

American Centurion Variable Annuity Account

Annual Financial Information

Report of Independent Auditors

The Board of Directors
American Centurion Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Centurion Variable Annuity Account 2 (comprised of subaccounts ISI, ICR, IMS, IIE, IMG, IGD, IAG, IGN, IIN, IVA, IIG, IVL, ILA, IPA, ISB, IWG, IEQ, IMD, ISC, IUS, IGR, IHI, IDI, IPD, IGI, IPG, IHY, IPH, INO and IPV) as of December 31, 1999, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Centurion Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Centurion Variable Annuity Account 2 (as described above) at December 31, 1999, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP
ERNST & YOUNG LLP
Minneapolis, Minnesota
March 17, 2000


American Centurion Variable Annuity Account

Statements of Net Assets
December 31, 1999

                                                                          Segregated Asset Subaccounts
Assets                                                 ISI                  ICR                  IMS                  IIE
Investments in shares of mutual funds
and portfolios:
  at cost                                           $ 930,323          $ 1,165,388                  $--            $ 194,337
                                                    ---------          -----------                  -              ---------
  at market value                                   $ 871,060          $ 1,302,384                  $--            $ 228,743
Dividends receivable                                    5,397                   --                   --                   --
Accounts receivable from American Centurion Life
for contract purchase paymentments                         --                  100                   --                  140
Receivable from mutual funds and portfolios
for share redemptions                                      --                   --                   --                   --
                                                       ------              -------                  ---               ------
Total assets                                          876,457            1,302,484                   --              228,883
                                                      =======            =========                                   =======

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                          933                1,429                   --                  247
  Administrative charge                                   112                  171                   --                   30
  Contract terminations                                    --                   --                   --                   --
Payable to mutual funds and portfolios
for investments purchased                                  --                   --                   --                   --
                                                         ----                 ----                  ---                 ----
Total liabilities                                       1,045                1,600                   --                  277
                                                        -----                -----                                       ---
Net assets applicable to contracts in
accumulation period                                 $ 875,412          $ 1,300,884                  $--            $ 228,606
                                                    =========          ===========                  ===            =========
Accumulation units outstanding                        898,191              861,356                   --              143,309
                                                      =======              =======                 ====              =======
Net asset value per accumulation unit                  $ 0.97               $ 1.51                  $--               $ 1.60
                                                       ======               ======                  ===               ======

Assets                                                 IMG                   IGD                  IAG
Investments in shares of mutual funds
and portfolios:
  at cost                                          $ 2,293,731            $ 106,465            $ 495,089
                                                   -----------            ---------            ---------
  at market value                                  $ 2,387,570            $ 131,589            $ 672,739
Dividends receivable                                        --                   --                   --
Accounts receivable from American Centurion Life
for contract purchase paymentments                         60                  100                  197
Receivable from mutual funds and portfolios
for share redemptions                                       --                   --                   --
                                                       -------              -------               ------
Total assets                                         2,387,630              131,689              672,936
                                                     =========              =======              =======

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                         2,610                  140                  611
  Administrative charge                                    640                   17                   73
  Contract terminations                                     --                   --                   --
Payable to mutual funds and portfolios
for investments purchased                                   --                   --                   --
                                                          ----                  ---                 ----
Total liabilities                                        3,250                  157                  684
                                                         -----                  ---                  ---
Net assets applicable to contracts in
accumulation period                                $ 2,384,380            $ 131,532            $ 672,252
                                                   -----------            ---------            ---------
Accumulation units outstanding                       1,961,883               87,802              427,306
                                                     =========               ======              =======
Net asset value per accumulation unit                   $ 1.22               $ 1.50               $ 1.57
                                                        ======               ======               ======
See accompanying notes to financial statements.



American Centurion Variable Annuity Account

Statements of Net Assets
December 31, 1999

                                                                             Segregated Asset Subaccounts
Assets                                                    IGN                  IIN                  IVA                  IIG
Investments in shares of mutual funds
and portfolios:
  at cost                                              $ 477,135            $ 306,272            $ 622,139            $ 204,383
                                                       ---------            ---------            ---------            ---------
  at market value                                      $ 579,552            $ 364,800            $ 714,243            $ 230,216
Dividends receivable                                          --                   --                   --                   --
Accounts receivable from American Centurion Life
for contract purchase payments                                49               50,025                   93                  202
Receivable from mutual funds and portfolios
for share redemptions                                        680                  303                  836                  274
                                                             ---                  ---                  ---                  ---
Total assets                                             580,281              415,128              715,172              230,692
                                                         =======              =======              =======              =======

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                             607                  271                  746                  245
  Administrative charge                                       73                   32                   90                   29
  Contract terminations                                       --                   --                   --                   --
Payable to mutual funds and portfolios
for investments purchased                                     49               50,025                   93                  202
                                                              --               ------                   --                  ---
Total liabilities                                            729               50,328                  929                  476
                                                             ---               ------                  ---                  ---
Net assets applicable to contracts
in accumulation period                                 $ 579,552            $ 364,800            $ 714,243            $ 230,216
                                                       =========            =========            =========            =========
Accumulation units outstanding                           380,785              229,735              481,544              179,829
                                                         =======              =======              =======              =======
Net asset value per accumulation unit                     $ 1.52               $ 1.59               $ 1.48               $ 1.28
                                                          ======               ======               ======               ======

Assets                                                   IVL                   ISB                  IWG
Investments in shares of mutual funds
and portfolios:
  at cost                                              $ 120,178          $ 2,278,074            $ 352,067
                                                       ---------          -----------            ---------
  at market value                                      $ 112,530          $ 2,571,831            $ 509,326
Dividends receivable                                          --                   --                   --
Accounts receivable from American Centurion Life
for contract purchase payments                                10                   45                  137
Receivable from mutual funds and portfolios
for share redemptions                                        134                2,923                  592
                                                             ---                -----                  ---
Total assets                                             112,674            2,574,799              510,055
                                                         =======            =========              =======

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                             120                2,610                  528
  Administrative charge                                       14                  313                   63
  Contract terminations                                       --                   --                   --
Payable to mutual funds and portfolios
for investments purchased                                     10                   44                  137
                                                              --                   --                  ---
Total liabilities                                            144                2,967                  728
                                                             ---                -----                  ---
Net assets applicable to contracts
in accumulation period                                 $ 112,530          $ 2,571,832            $ 509,327
                                                       =========          ===========            =========
Accumulation units outstanding                           115,690            1,783,055              279,685
                                                         =======            =========              =======
Net asset value per accumulation unit                     $ 0.97               $ 1.44               $ 1.82
                                                          ======               ======               ======

See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Net Assets
December 31, 1999

                                                                           Segregated Asset Subaccounts
Assets                                                  IEQ                  IMD                  ISC                  IUS
Investments in shares of mutual funds
and portfolios:
  at cost                                            $ 106,207          $ 1,454,739            $ 122,574          $ 1,181,105
                                                     ---------          -----------            ---------          -----------
  at market value                                    $ 105,198          $ 1,459,230            $ 124,147          $ 1,117,900
Dividends receivable                                        --                   --                   --                2,294
Accounts receivable from American Centurion Life
for contract purchase payments                              98                1,990                  355                   --
Receivable from mutual funds and portfolios
for share redemptions                                      125                1,773                  148                1,376
                                                           ---                -----                  ---                -----
Total assets                                           105,421            1,462,993              124,650            1,121,570
                                                       =======            =========              =======            =========

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                           112                1,583                  132                1,198
  Administrative charge                                     13                  190                   16                  144
  Contract terminations                                     --                   --                   --                   34
Payable to mutual funds and portfolios
for investments purchased                                   98                1,990                  355                   --
                                                            --                -----                  ---
Total liabilities                                          223                3,763                  503                1,376
                                                           ---                -----                  ---                -----
Net assets applicable to contracts
in accumulation period                               $ 105,198          $ 1,459,230            $ 124,147          $ 1,120,194
                                                     =========          ===========            =========          ===========
Accumulation units outstanding                         101,116            1,292,784              125,478            1,070,012
                                                       =======            =========              =======            =========
Net asset value per accumulation unit                   $ 1.04               $ 1.13               $ 0.99               $ 1.05
                                                        ======               ======               ======               ======

Assets                                                    IGR                   IHI                  IDI
Investments in shares of mutual funds
and portfolios:
  at cost                                             $ 409,502            $ 273,664            $ 647,230
                                                      ---------            ---------            ---------
  at market value                                     $ 523,107            $ 271,409            $ 598,457
Dividends receivable                                         --                   --                   --
Accounts receivable from American Centurion Life
for contract purchase payments                               96                   63                   35
Receivable from mutual funds and portfolios
for share redemptions                                       619                  324                  718
                                                            ---                  ---                  ---
Total assets                                            523,822              271,796              599,210
                                                        =======              =======              =======

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                            553                  289                  641
  Administrative charge                                      66                   35                   77
  Contract terminations                                      --                   --                   --
Payable to mutual funds and portfolios
for investments purchased                                    96                   63                   35
                                                             --                   --                   --
Total liabilities                                           715                  387                  753
                                                            ---                  ---                  ---
Net assets applicable to contracts
in accumulation period                                $ 523,107            $ 271,409            $ 598,457
                                                      =========            =========            =========
Accumulation units outstanding                          328,913              252,767              604,703
                                                        =======              =======              =======
Net asset value per accumulation unit                    $ 1.59               $ 1.07               $ 0.99
                                                         ======               ======               ======

See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Net Assets
December 31, 1999

                                                                          Segregated Asset Subaccounts
Assets                                                 IPD                  IGI                  IPG                  IHY
Investments in shares of mutual funds
and portfolios:
  at cost                                           $ 445,094          $ 1,970,968            $ 958,557            $ 952,743
                                                    ---------          -----------            ---------            ---------
  at market value                                   $ 440,222          $ 1,925,898            $ 918,305            $ 847,850
Dividends receivable                                       --                   --                   --                   --
Accounts receivable from American Centurion Life
for contract purchase payments                              9                   --                  933                   53
Receivable from mutual funds and portfolios
for share redemptions                                     522                2,534                1,028                1,032
                                                          ---                -----                -----                -----
Total assets                                          440,753            1,928,432              920,266              848,935
                                                      =======            =========              =======              =======

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                          466                2,118                  918                  921
  Administrative charge                                    56                  254                  110                  111
  Contract terminations                                    --                  162                   --                   --
Payable to mutual funds and portfolios
for investments purchased                                   9                   --                  933                   53
                                                            -                                       ---                   --
Total liabilities                                         531                2,534                1,961                1,085
                                                          ---                -----                -----                -----
Net assets applicable to contracts
in accumulation period                              $ 440,222          $ 1,925,898            $ 918,305            $ 847,850
                                                    =========          ===========            =========            =========
Accumulation units outstanding                        428,361            1,585,177              865,696              859,120
                                                      =======            =========              =======              =======
Net asset value per accumulation unit                  $ 1.03               $ 1.21               $ 1.06               $ 0.99
                                                       ======               ======               ======               ======

                                                                                                                   Combined
                                                                                                                   Variable
Assets                                               IPH                   INO                  IPV                 Account
Investments in shares of mutual funds
and portfolios:
  at cost                                          $ 257,734            $ 636,268            $ 722,011         $ 19,683,977
                                                   ---------            ---------            ---------         ------------
  at market value                                  $ 254,831          $ 1,017,527            $ 978,346         $ 21,259,010
Dividends receivable                                      --                   --                   --                7,691
Accounts receivable from American Centurion Life
for contract purchase payments                            63                    5                5,273               60,131
Receivable from mutual funds and portfolios
for share redemptions                                    302                1,032                1,095               18,370
                                                         ---                -----                -----               ------
Total assets                                         255,196            1,018,564              984,714           21,345,202
                                                     =======            =========              =======           ==========

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                         270                  921                  978               22,197
  Administrative charge                                   32                  111                  117                2,989
  Contract terminations                                   --                   --                   --                  196
Payable to mutual funds and portfolios
for investments purchased                                 63                    5                5,273               59,533
                                                          --                    -                -----               ------
Total liabilities                                        365                1,037                6,368               84,915
                                                         ---                -----                -----               ------
Net assets applicable to contracts
in accumulation period                             $ 254,831          $ 1,017,527            $ 978,346         $ 21,260,287
                                                   =========          ===========            =========         ============
Accumulation units outstanding                       235,336              470,907              538,322
                                                     =======              =======              =======
Net asset value per accumulation unit                 $ 1.08               $ 2.16               $ 1.82
                                                      ======               ======               ======

See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Operations
Year ended December 31, 1999

                                                                      Segregated Asset Subaccounts
Investment income                                  ISI                  ICR                  IMS                  IIE
Dividend income from mutual funds
and portfolios                                   $ 51,970            $ 122,112                $ 304             $ 29,601
                                                 --------            ---------                -----             --------
Expenses:
Mortality and expense risk fee                      9,490               13,744                   86                1,778
Administrative charge                               1,139                1,649                   10                  213
                                                    -----                -----                   --                  ---
Total expenses                                     10,629               15,393                   96                1,991
                                                   ------               ------                   --                -----
Investment income (loss) - net                     41,341              106,719                  208               27,610
                                                   ======              =======                  ===               ======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                              88,356              205,584               33,355               11,699
  Cost of investments sold                         93,485              189,208               33,354               10,630
                                                   ------              -------               ------               ------
Net realized gain (loss) on investments            (5,129)              16,376                    1                1,069
Net change in unrealized appreciation or
depreciation of investments                       (32,957)             113,510                   --               36,365
                                                  -------              -------                                    ------
Net gain (loss) on investments                    (38,086)             129,886                    1               37,434
                                                  -------              -------                    -               ------
Net increase (decrease) in net assets
resulting from operations                         $ 3,255            $ 236,605                $ 209             $ 65,044
                                                  =======            =========                =====             ========

Investment income                                  IMG                   IGD                  IAG                  IGN
Dividend income from mutual funds
and portfolios                                  $ 157,141              $ 1,250             $ 41,216              $ 4,732
                                                ---------              -------             --------              -------
Expenses:
Mortality and expense risk fee                     27,208                  933                4,521                3,145
Administrative charge                               3,244                  112                  488                  377
                                                    -----                  ---                  ---                  ---
Total expenses                                     30,452                1,045                5,009                3,522
                                                   ------                -----                -----                -----
Investment income (loss) - net                    126,689                  205               36,207                1,210
                                                  =======                  ===               ======                =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                             230,309                4,331               45,013               20,896
  Cost of investments sold                        226,977                3,999               42,311               19,798
                                                  -------                -----               ------               ------
Net realized gain (loss) on investments             3,332                  332                2,702                1,098
Net change in unrealized appreciation or
depreciation of investments                       149,290               24,990              198,877              102,338
                                                  -------               ------              -------              -------
Net gain (loss) on investments                    152,622               25,322              201,579              103,436
                                                  -------               ------              -------              -------
Net increase (decrease) in net assets
resulting from operations                       $ 279,311             $ 25,527            $ 237,786            $ 104,646
                                                =========             ========            =========            =========

See accompanying notes to financial statements.



American Centurion Variable Annuity Account

Statements of Operations
Year ended December 31, 1999

                                                                         Segregated Asset Subaccounts
Investment income                                    IIN1                  IVA                  IIG                  IVL
Dividend income from mutual funds
and portfolios                                      $ 6,235             $ 11,732                 $ 11              $ 3,908
                                                    -------             --------                 ----              -------
Expenses:
Mortality and expense risk fee                        1,166                3,700                1,642                  939
Administrative charge                                   140                  444                  197                  113
                                                        ---                  ---                  ---                  ---
Total expenses                                        1,306                4,144                1,839                1,052
                                                      -----                -----                -----                -----
Investment income (loss) - net                        4,929                7,588               (1,828)               2,856
                                                      =====                =====               ======                =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                               145,490               29,328                9,510                4,067
  Cost of investments sold                          132,262               28,083                9,120                4,100
                                                    -------               ------                -----                -----
Net realized gain (loss) on investments              13,228                1,245                  390                  (33)
Net change in unrealized appreciation or
depreciation of investments                          58,453               91,719               25,497               (7,725)
                                                     ------               ------               ------               ------
Net gain (loss) on investments                       71,681               92,964               25,887               (7,758)
                                                     ------               ------               ------               ------
Net increase (decrease) in net assets
resulting from operations                          $ 76,610            $ 100,552             $ 24,059             $ (4,902)
                                                   ========            =========             ========             ========

Investment income                                    ILA1                  IPA1                  ISB                  IWG
Dividend income from mutual funds
and portfolios                                       $ 2,711              $ 2,381             $ 40,723                $ 331
                                                     -------              -------             --------                -----
Expenses:
Mortality and expense risk fee                           544                  661               14,545                2,457
Administrative charge                                     65                   79                1,745                  295
Total expenses                                           609                  740               16,290                2,752
                                                         ---                  ---               ------                -----
Investment income (loss) - net                         2,102                1,641               24,433               (2,421)
                                                       =====                =====               ======               ======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                                 58,946               69,319               91,094               22,754
  Cost of investments sold                            66,933               60,879               86,565               20,591
                                                      ------               ------               ------               ------
Net realized gain (loss) on investments               (7,987)               8,440                4,529                2,163
Net change in unrealized appreciation or
depreciation of investments                           12,986               (5,559)             292,607              156,868
                                                      ------               ------              -------              -------
Net gain (loss) on investments                         4,999                2,881              297,136              159,031
                                                       -----                -----              -------              -------
Net increase (decrease) in net assets
resulting from operations                            $ 7,101              $ 4,522            $ 321,569            $ 156,610
                                                     =======              =======            =========            =========

See accompanying notes to financial statements.
1Effective Oct.22, 1999, GT Global Variable Latin America Fund and GT Global New
 Pacific Fund merged into AIM V.I. International Equity Fund. Subaccounts ILA and IPA net assets were transferred to Subaccount IIN.



American Centurion Variable Annuity Account

Statements of Operations
Year ended December 31, 1999

                                                                     Segregated Asset Subaccounts
Investment income                                 IEQ                  IMD                  ISC                  IUS
Dividend income from mutual funds
and portfolios                                  $ 1,165             $ 65,295                $ 216             $ 55,044
                                                -------             --------                -----             --------
Expenses:
Mortality and expense risk fee                      869               18,029                1,056               14,317
Administrative charge                               104                2,163                  127                1,718
                                                    ---                -----                  ---                -----
Total expenses                                      973               20,192                1,183               16,035
                                                    ---               ------                -----               ------
Investment income (loss) - net                      192               45,103                 (967)              39,009
                                                    ===               ======                 ====               ======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                             3,829              206,355                4,684              190,526
  Cost of investments sold                        3,843              207,384                4,623              196,483
                                                  -----              -------                -----              -------
Net realized gain (loss) on investments             (14)              (1,029)                  61               (5,957)
Net change in unrealized appreciation or
depreciation of investments                      (1,084)               3,998                1,433              (68,282)
                                                 ------                -----                -----              -------
Net gain (loss) on investments                   (1,098)               2,969                1,494              (74,239)
                                                 ------                -----                -----              -------
Net increase (decrease) in net assets
resulting from operations                        $ (906)            $ 48,072                $ 527            $ (35,230)
                                                 ======             ========                =====            =========

Investment income                                  IGR                   IHI                  IDI                  IPD
Dividend income from mutual funds
and portfolios                                    $ 3,471              $ 5,014             $ 43,435             $ 12,347
                                                  -------              -------             --------             --------
Expenses:
Mortality and expense risk fee                      2,777                2,008                7,753                3,538
Administrative charge                                 333                  241                  930                  424
                                                      ---                  ---                  ---                  ---
Total expenses                                      3,110                2,249                8,683                3,962
                                                    -----                -----                -----                -----
Investment income (loss) - net                        361                2,765               34,752                8,385
                                                      ===                =====               ======                =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                              24,489               10,421               99,286               17,739
  Cost of investments sold                         23,392               10,648              106,479               18,347
                                                   ------               ------              -------               ------
Net realized gain (loss) on investments             1,097                 (227)              (7,193)                (608)
Net change in unrealized appreciation or
depreciation of investments                       113,032               (2,269)             (25,850)              (4,902)
                                                  -------               ------              -------               ------
Net gain (loss) on investments                    114,129               (2,496)             (33,043)              (5,510)
                                                  -------               ------              -------               ------
Net increase (decrease) in net assets
resulting from operations                       $ 114,490                $ 269              $ 1,709              $ 2,875
                                                =========                =====              =======              =======

See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Operations
Year ended December 31, 1999

                                                                     Segregated Asset Subaccounts
Investment income                                  IGI                  IPG                  IHY                  IPH
Dividend income from mutual funds
and portfolios                                  $ 170,682             $ 18,721             $ 98,345             $ 10,848
                                                ---------             --------             --------             --------
Expenses:
Mortality and expense risk fee                     25,746                5,629               11,485                2,053
Administrative charge                               3,089                  675                1,378                  246
                                                    -----                  ---                -----                  ---
Total expenses                                     28,835                6,304               12,863                2,299
                                                   ------                -----               ------                -----
Investment income (loss) - net                    141,847               12,417               85,482                8,549
                                                  =======               ======               ======                =====

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                             251,833               60,812              330,749                8,604
  Cost of investments sold                        248,495               63,210              366,045                8,959
                                                  -------               ------              -------                -----
Net realized gain (loss) on investments             3,338               (2,398)             (35,296)                (355)
Net change in unrealized appreciation or
depreciation of investments                      (138,711)             (40,552)              (8,734)              (2,934)
                                                 --------              -------               ------               ------
Net gain (loss) on investments                   (135,373)             (42,950)             (44,030)              (3,289)
                                                 --------              -------              -------               ------
Net increase (decrease) in net assets
resulting from operations                         $ 6,474            $ (30,533)            $ 41,452              $ 5,260
                                                  =======            =========             ========              =======

                                                                                           Combined
                                                                                           Variable
Investment income                                   INO                   IPV               Account
Dividend income from mutual funds
and portfolios                                    $ 7,442              $ 9,950            $ 978,333
                                                  -------              -------            ---------
Expenses:
Mortality and expense risk fee                      7,399                4,073              193,291
Administrative charge                                 888                  489               23,115
                                                      ---                  ---               ------
Total expenses                                      8,287                4,562              216,406
                                                    -----                -----              -------
Investment income (loss) - net                       (845)               5,388              761,927
                                                     ====                =====              =======

Realized and unrealized gain (loss)
on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
  Proceeds from sales                              74,440               31,926            2,385,744
  Cost of investments sold                         61,550               26,354            2,374,107
                                                   ------               ------            ---------
Net realized gain (loss) on investments            12,890                5,572               11,637
Net change in unrealized appreciation or
depreciation of investments                       328,748              255,278            1,626,430
                                                  -------              -------            ---------
Net gain (loss) on investments                    341,638              260,850            1,638,067
                                                  -------              -------            ---------
Net increase (decrease) in net assets
resulting from operations                       $ 340,793            $ 266,238          $ 2,399,994
                                                =========            =========          ===========


See accompanying notes to financial statements.



American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                         Segregated Asset Subaccounts
Operations                                           ISI                   ICR                  IMS                  IIE
Investment income (loss) - net                     $ 41,341            $ 106,719                $ 208             $ 27,610
Net realized gain (loss) on investments              (5,129)              16,376                    1                1,069
Net change in unrealized appreciation
or depreciation of investments                      (32,957)             113,510                   --               36,365
                                                    -------              -------                                    ------
Net increase (decrease) in net assets
resulting from operations                             3,255              236,605                  209               65,044
                                                      =====              =======                  ===               ======

Contract transactions
Contract purchase payments                          401,663              185,591                   (2)             106,161
Net transfers*                                      (36,908)               8,314                   (2)                (340)
Contract charges                                       (362)                (729)                  --                  (72)
Contract terminations:
  Surrender benefits                                (24,386)             (28,073)                  --               (4,230)
  Death benefits                                    (17,796)             (32,930)             (13,371)                  --
                                                    -------              -------              -------
Increase (decrease) from contract transactions      322,211              132,173              (13,375)             101,519
                                                    -------              -------              -------              -------
Net assets at beginning of year                     549,946              932,106               13,166               62,043
                                                    -------              -------               ------               ------
Net assets at end of year                         $ 875,412          $ 1,300,884                  $--            $ 228,606
                                                  =========          ===========                  =              =========

Accumulation unit activity
Units outstanding at beginning of year              566,274              753,273               13,026               55,847
Contract purchase payments                          423,401              144,018                   --               92,121
Net transfers*                                      (38,331)              12,483                   --                 (251)
Contract terminations:
  Surrender benefits and contract charges           (34,699)             (22,715)                                   (4,408)
  Death benefits                                    (18,454)             (25,703)             (13,026)                  --
                                                    -------              -------              -------               ------
Units outstanding at end of year                    898,191              861,356                   --              143,309
                                                    =======              =======              =======              =======

Operations                                           IMG                   IGD                  IAG                  IGN
Investment income (loss) - net                    $ 126,689                $ 205             $ 36,207              $ 1,210
Net realized gain (loss) on investments               3,332                  332                2,702                1,098
Net change in unrealized appreciation
or depreciation of investments                      149,290               24,990              198,877              102,338
                                                    -------               ------              -------              -------
Net increase (decrease) in net assets
resulting from operations                           279,311               25,527              237,786              104,646
                                                    =======               ======              =======              =======

Contract transactions
Contract purchase payments                          362,964              104,322              120,273              430,330
Net transfers*                                       63,127                 (599)              78,648               41,376
Contract charges                                     (1,393)                 (17)                (225)                 (10)
Contract terminations:
  Surrender benefits                                (49,775)              (1,991)             (12,836)              (3,983)
  Death benefits                                    (40,106)                  --               (2,283)                  --
                                                    -------                                    ------
Increase (decrease) from contract transactions      334,817              101,715              183,577              467,713
                                                    -------              -------              -------              -------
Net assets at beginning of year                   1,770,252                4,290              250,889                7,193
                                                  ---------                -----              -------                -----
Net assets at end of year                       $ 2,384,380            $ 131,532            $ 672,252            $ 579,552
                                                ===========            =========            =========            =========

Accumulation unit activity
Units outstanding at beginning of year            1,649,611                3,727              268,836                6,256
Contract purchase payments                          331,224               87,127              128,579              353,412
Net transfers*                                       64,220                 (465)              45,282               31,325
Contract terminations:
  Surrender benefits and contract charges           (46,817)              (2,587)             (12,987)             (10,208)
  Death benefits                                    (36,355)                  --               (2,404)                  --
                                                    -------                                    ------
Units outstanding at end of year                  1,961,883               87,802              427,306              380,785
                                                  =========               ======              =======              =======


*Includes    transfer    activity    from    (to)    other    subaccounts    and
andntransfersmfrom)(to)rAmericantCenturioneLife'sefixedoaccount.


See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                          Segregated Asset Subaccounts
Operations                                           IIN1                   IVA                  IIG                  IVL
Investment income (loss) - net                      $ 4,929              $ 7,588             $ (1,828)             $ 2,856
Net realized gain (loss) on investments              13,228                1,245                  390                  (33)
Net change in unrealized appreciation or
depreciation of investments                          58,453               91,719               25,497               (7,725)
                                                     ------               ------               ------               ------
Net increase (decrease) in net assets
resulting from operations                            76,610              100,552               24,059               (4,902)
                                                     ======              =======               ======               ======

Contract transactions
Contract purchase payments                          107,070              589,120              190,319              113,460
Net transfers*                                      181,317               20,605                9,052                2,574
Contract charges                                        (17)                  (5)                  (5)                  (4)
Contract terminations:
  Surrender benefits                                 (4,473)              (5,305)              (2,426)              (1,916)
  Death benefits                                         --                   --                   --                   --
                                                       ----                -----               ------                -----
Increase (decrease) from contract transactions      283,897              604,415              196,940              114,114
                                                    -------              -------              -------              -------
Net assets at beginning of year                       4,293                9,276                9,217                3,318
                                                      -----                -----                -----                -----
Net assets at end of year                         $ 364,800            $ 714,243            $ 230,216            $ 112,530
                                                  =========            =========            =========            =========

Accumulation unit activity
Units outstanding at beginning of year                4,138                8,011                8,382                3,334
Contract purchase payments                          102,927              475,243              171,234              112,972
Net transfers*                                      127,345               16,133                7,543                2,566
Contract terminations:
  Surrender benefits and contract charges            (4,675)             (17,843)              (7,330)              (3,182)
  Death benefits                                         --                   --                   --                   --
                                                       ----                -----               ------                -----
Units outstanding at end of year                    229,735              481,544              179,829              115,690
                                                    =======              =======              =======              =======

Operations                                           ILA1                 IPA1                  ISB                  IWG
Investment income (loss) - net                     $ 2,102              $ 1,641             $ 24,433             $ (2,421)
Net realized gain (loss) on investments             (7,987)               8,440                4,529                2,163
Net change in unrealized appreciation or
depreciation of investments                         12,986               (5,559)             292,607              156,868
                                                    ------               ------              -------              -------
Net increase (decrease) in net assets
resulting from operations                            7,101                4,522              321,569              156,610
                                                     =====                =====              =======              =======

Contract transactions
Contract purchase payments                             780                  740            2,160,403              333,774
Net transfers*                                     (52,525)             (69,351)              63,447               10,599
Contract charges                                       (52)                 (69)                 (53)                 (13)
Contract terminations:
  Surrender benefits                                  (699)                (997)             (16,078)              (3,825)
  Death benefits                                        --                   --                   --                   --
                                                    ------                 ----                -----               ------
Increase (decrease) from contract transactions     (52,496)             (69,677)           2,207,719              340,535
                                                   -------              -------            ---------              -------
Net assets at beginning of year                     45,395               65,155               42,544               12,182
                                                    ------               ------               ------               ------
Net assets at end of year                              $--                  $--          $ 2,571,832            $ 509,327
                                                       =                    =            ===========            =========

Accumulation unit activity
Units outstanding at beginning of year              70,677               79,763               36,869               10,848
Contract purchase payments                             986                  850            1,755,815              274,020
Net transfers*                                     (70,500)             (79,357)              47,214                7,716
Contract terminations:
  Surrender benefits and contract charges           (1,163)              (1,256)             (56,843)             (12,899)
  Death benefits                                        --                   --                   --                   --
                                                       ---                 ----                -----               ------
Units outstanding at end of year                        --                   --            1,783,055              279,685
                                                                                           =========              =======

*Includes    transfer    activity    from    (to)    other    subaccounts    and
transfers from(to) American Centurion Life's fixed account.

See accompanying notes to financial statements.

1Effective Oct.22, 1999, GT Global Variable Latin America Fund and GT Global New
Pacific Fund merged into AIM V.I. International Equity Fund. Subaccounts ILA and
IPA net assets were transferred to Subaccount IIN.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                       Segregated Asset Subaccounts
Operations                                          IEQ                   IMD                  ISC                  IUS
Investment income (loss) - net                      $ 192             $ 45,103               $ (967)            $ 39,009
Net realized gain (loss) on investments               (14)              (1,029)                  61               (5,957)
Net change in unrealized appreciation
or depreciation of investments                     (1,084)               3,998                1,433              (68,282)
                                                   ------                -----                -----              -------
Net increase (decrease) in net assets
resulting from operations                            (906)              48,072                  527              (35,230)
                                                     ====               ======                  ===              =======

Contract transactions
Contract purchase payments                        101,775              199,855              117,052              196,932
Net transfers*                                      2,836             (103,369)                 544             (105,933)
Contract charges                                       (4)                (895)                 (11)                (695)
Contract terminations:
  Surrender benefits                               (1,859)             (40,333)              (2,390)             (44,689)
  Death benefits                                       --              (32,863)                  --              (14,844)
                                                                       -------                                   -------
Increase (decrease) from contract transactions    102,748               22,395              115,195               30,771
                                                  -------               ------              -------               ------
Net assets at beginning of year                     3,356            1,388,763                8,425            1,124,653
                                                    -----            ---------                -----            ---------
Net assets at end of year                       $ 105,198          $ 1,459,230            $ 124,147          $ 1,120,194
                                                =========          ===========            =========          ===========

Accumulation unit activity
Units outstanding at beginning of year              3,262            1,273,953                8,243            1,041,627
Contract purchase payments                         98,155              180,531              120,443              191,109
Net transfers*                                      2,735              (93,821)                 569              (99,550)
Contract terminations:
  Surrender benefits and contract charges          (3,036)             (38,323)              (3,777)             (48,964)
  Death benefits                                       --              (29,556)                  --              (14,210)
                                                                       -------                                   -------
Units outstanding at end of year                  101,116            1,292,784              125,478            1,070,012
                                                  =======            =========              =======            =========

Operations                                            IGR                  IHI                  IDI                  IPD
Investment income (loss) - net                       $ 361              $ 2,765             $ 34,752              $ 8,385
Net realized gain (loss) on investments              1,097                 (227)              (7,193)                (608)
Net change in unrealized appreciation
or depreciation of investments                     113,032               (2,269)             (25,850)              (4,902)
                                                   -------               ------              -------               ------
Net increase (decrease) in net assets
resulting from operations                          114,490                  269                1,709                2,875
                                                   =======                  ===                =====                =====

Contract transactions
Contract purchase payments                         394,411              271,008                8,473              422,584
Net transfers*                                       4,367                  240              (34,641)               6,165
Contract charges                                       (11)                 (13)                (413)                 (24)
Contract terminations:
  Surrender benefits                                (3,296)              (6,162)             (22,652)              (5,685)
  Death benefits                                        --                   --               (6,669)                  --
                                                                                              ------
Increase (decrease) from contract transactions     395,471              265,073              (55,902)             423,040
                                                   -------              -------              -------              -------
Net assets at beginning of year                     13,146                6,067              652,650               14,307
                                                    ------                -----              -------               ------
Net assets at end of year                        $ 523,107            $ 271,409            $ 598,457            $ 440,222
                                                 =========            =========            =========            =========

Accumulation unit activity
Units outstanding at beginning of year              11,547                5,811              661,787               13,968
Contract purchase payments                         325,692              256,276                8,605              422,578
Net transfers*                                       3,304                  220              (35,204)               6,062
Contract terminations:
  Surrender benefits and contract charges          (11,630)              (9,540)             (23,622)             (14,247)
  Death benefits                                        --                   --               (6,863)                  --
                                                                                              ------
Units outstanding at end of year                   328,913              252,767              604,703              428,361
                                                   =======              =======              =======              =======

*Includes    transfer    activity    from    (to)    other    subaccounts    and
transfers from (to) American Centurion Life's fixed account.

See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Period ended December 31, 1999

                                                                          Segregated Asset Subaccounts
Operations                                            IGI                   IPG                  IHY                  IPH
Investment income (loss) - net                     $ 141,847             $ 12,417             $ 85,482              $ 8,549
Net realized gain (loss) on investments                3,338               (2,398)             (35,296)                (355)
Net change in unrealized appreciation or
depreciation of investments                         (138,711)             (40,552)              (8,734)              (2,934)
                                                    --------              -------               ------               ------
Net increase (decrease) in net assets
resulting from operations                              6,474              (30,533)              41,452                5,260
                                                       =====              =======               ======                =====

Contract transactions
Contract purchase payments                            29,292              907,600               10,189              232,137
Net transfers*                                       127,495               28,698             (232,913)               5,620
Contract charges                                      (1,841)                 (25)                (720)                 (20)
Contract terminations:
  Surrender benefits                                 (47,422)              (5,757)             (25,477)              (3,079)
  Death benefits                                     (53,441)                  --              (31,391)                  --
                                                     -------                                   -------
Increase (decrease) from contract transactions        54,083              930,516             (280,312)             234,658
                                                      ------              -------             --------              -------
Net assets at beginning of year                    1,865,341               18,322            1,086,710               14,913
                                                   ---------               ------            ---------               ------
Net assets at end of year                        $ 1,925,898            $ 918,305            $ 847,850            $ 254,831
                                                 ===========            =========            =========            =========

Accumulation unit activity
Units outstanding at beginning of year             1,537,953               17,282            1,150,196               14,370
Contract purchase payments                            22,861              857,722               10,567              222,400
Net transfers*                                       104,733               26,867             (242,135)               5,283
Contract terminations:
  Surrender benefits and contract charges            (39,052)             (36,175)             (27,059)              (6,717)
  Death benefits                                     (41,318)                  --              (32,449)                  --
                                                     -------                                   -------
Units outstanding at end of year                   1,585,177              865,696              859,120              235,336
                                                   =========              =======              =======              =======



Operations                                             INO                  IPV               Account
Investment income (loss) - net                        $ (845)             $ 5,388           $ 761,927
Net realized gain (loss) on investments               12,890                5,572              11,637
Net change in unrealized appreciation or
depreciation of investments                          328,748              255,278           1,626,430
                                                     -------              -------           ---------
Net increase (decrease) in net assets
resulting from operations                            340,793              266,238           2,399,994
                                                     =======              =======           =========

Contract transactions
Contract purchase payments                             5,641              666,916           8,770,833
Net transfers*                                       153,891               33,142             205,476
Contract charges                                        (548)                 (23)             (8,269)
Contract terminations:
  Surrender benefits                                 (11,362)              (4,188)           (385,344)
  Death benefits                                      (2,294)                  --            (247,988)
                                                      ------                                 --------
Increase (decrease) from contract transactions       145,328              695,847           8,334,708
                                                     -------              -------           ---------
Net assets at beginning of year                      531,406               16,261          10,525,585
                                                     -------               ------          ----------
Net assets at end of year                        $ 1,017,527            $ 978,346        $ 21,260,287
                                                 ===========            =========        ============

Accumulation unit activity
Units outstanding at beginning of year               410,715               13,942
Contract purchase payments                             4,022              523,883
Net transfers*                                        65,751               20,081
Contract terminations:
  Surrender benefits and contract charges             (7,893)             (19,584)
  Death benefits                                      (1,688)                  --
                                                      ------
Units outstanding at end of year                     470,907              538,322
                                                     =======              =======

*Includes    transfer    activity    from    (to)    other    subaccounts    and
transfers from(to) American Centurion Life's fixed account.

See accompanying notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Year ended December 31, 1998
                                                                       Segregated Asset Subaccounts
Operations                                            ISI                 ICR                 IMS                 IIE
Investment income (loss) - net                    $ 17,937            $ 59,844               $ 238               $ 117
Net realized gain (loss) on investments               (569)             (1,218)                 --                  88
Net change in unrealized appreciation or
depreciation of investments                        (26,306)             23,486                  --              (1,959)
                                                   -------              ------                                  ------
Net increase (decrease) in net assets
resulting from operations                           (8,938)             82,112                 238              (1,754)
                                                    ======              ======                 ===              ======

Contract transactions
Contract purchase payments                         576,127             865,655              22,711              66,479
Net transfers**                                     (1,741)             (1,311)             (9,783)                 --
Contract terminations:
  Surrender benefits and contract charges          (13,553)            (13,018)                 --              (2,682)
  Death benefits                                    (1,949)             (1,332)                 --                  --
                                                    ------              ------
Increase (decrease) from contract transactions     558,884             849,994              12,928              63,797
                                                   -------             -------              ------              ------
Net assets at beginning of year                         --                  --                  --                  --
                                                  --------             -------             -------              ------
Net assets at end of year                        $ 549,946           $ 932,106            $ 13,166            $ 62,043
                                                 =========           =========            ========            ========

Accumualtion unit activity
Units outstanding at beginning of year                  --                  --                  --                  --
Contract purchase payments                         584,020             767,627              22,831              58,109
Net transfers**                                     (1,886)             (1,222)             (9,805)                 --
Contract terminations:
  Surrender benefits and contract charges          (13,858)            (11,946)                 --              (2,262)
  Death benefits                                    (2,002)             (1,186)                 --                  --
                                                    ------              ------
Units outstanding at end of year                   566,274             753,273              13,026              55,847
                                                   =======             =======              ======              ======


Operations                                             IMG                IGD*                 IAG                IGN*
Investment income (loss) - net                    $ 159,505                  --            $ 13,832                $ (1)
Net realized gain (loss) on investments              (2,914)                 --                (662)                 --
Net change in unrealized appreciation or
depreciation of investments                         (55,451)                134             (21,227)                 79
                                                    -------                 ---             -------                  --
Net increase (decrease) in net assets
resulting from operations                           101,140                 134              (8,057)                 78
                                                    =======                 ===              ======                  ==

Contract transactions
Contract purchase payments                        1,690,804               4,156             265,523               7,115
Net transfers**                                      (2,260)                 --                (422)                 --
Contract terminations:
  Surrender benefits and contract charges           (17,219)                 --              (5,608)                 --
  Death benefits                                     (2,213)                 --                (547)                 --
                                                     ------                                    ----
Increase (decrease) from contract transactions    1,669,112               4,156             258,946               7,115
                                                  ---------               -----             -------               -----
Net assets at beginning of year                          --                  --                  --                  --
Net assets at end of year                       $ 1,770,252             $ 4,290           $ 250,889             $ 7,193
                                                ===========             =======           =========             =======

Accumualtion unit activity
Units outstanding at beginning of year                   --                  --                  --                  --
Contract purchase payments                        1,671,564               3,727             275,694               6,256
Net transfers**                                      (2,378)                 --                (521)                 --
Contract terminations:
  Surrender benefits and contract charges           (17,394)                 --              (5,690)                 --
  Death benefits                                     (2,181)                 --                (647)                 --
                                                     ------                                    ----
Units outstanding at end of year                  1,649,611               3,727             268,836               6,256
                                                  =========               =====             =======               =====



* For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.

**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Year ended December 31, 1998
                                                                         Segregated Asset Subaccounts
Operations                                             IIN*                IVA*                IIG*                IVL*
Investment income (loss) - net                         $ 5               $ 253                $ 19                $ (1)
Net realized gain (loss) on investments                 --                  --                  --                  --
Net change in unrealized appreciation or
depreciation of investments                             75                 385                 336                  77
                                                        --                 ---                 ---                  --
Net increase (decrease) in net assets
resulting from operations                               80                 638                 355                  76
                                                        ==                 ===                 ===                  ==

Contract transactions
Contract purchase payments                           4,213               8,638               8,862               3,242
Net transfers**                                         --                  --                  --                  --
Contract terminations:
  Surrender benefits and contract charges               --                  --                  --                  --
  Death benefits                                        --                  --                  --                  --
                                                       ---                 ---                 ---                 ---
Increase (decrease) from contract transactions       4,213               8,638               8,862               3,242
                                                     -----               -----               -----               -----
Net assets at beginning of year                         --                  --                  --                  --
                                                     -----               -----               -----               -----
Net assets at end of year                          $ 4,293             $ 9,276             $ 9,217             $ 3,318
                                                   =======             =======             =======             =======

Accumualtion unit activity
Units outstanding at beginning of year                  --                  --                  --                  --
Contract purchase payments                           4,138               8,011               8,382               3,334
Net transfers**                                         --                  --                  --                  --
Contract terminations:
  Surrender benefits and contract charges               --                  --                  --                  --
  Death benefits                                        --                  --                  --                  --
                                                     -----               -----               -----               -----
Units outstanding at end of year                     4,138               8,011               8,382               3,334
                                                     =====               =====               =====               =====

Operations                                             ILA                 IPA                ISB*                IWG*
Investment income (loss) - net                       $ 67                $ 42               $ 405                 $ 3
Net realized gain (loss) on investments              (339)                (71)                 --                  --
Net change in unrealized appreciation or
depreciation of investments                       (12,986)              5,559               1,150                 391
                                                  -------               -----               -----                 ---
Net increase (decrease) in net assets
resulting from operations                         (13,258)              5,530               1,555                 394
                                                  =======               =====               =====                 ===

Contract transactions
Contract purchase payments                         61,792              62,912              40,989              11,788
Net transfers**                                      (435)               (681)                 --                  --
Contract terminations:
  Surrender benefits and contract charges          (2,704)             (2,606)                 --                  --
  Death benefits                                       --                  --                  --                  --
                                                     ----               -----               -----               -----
Increase (decrease) from contract transactions     58,653              59,625              40,989              11,788
                                                   ------              ------              ------              ------
Net assets at beginning of year                        --                  --                  --                  --
                                                  -------              ------              ------             -------
Net assets at end of year                        $ 45,395            $ 65,155            $ 42,544            $ 12,182
                                                 ========            ========            ========            ========

Accumualtion unit activity
Units outstanding at beginning of year                 --                  --                  --                  --
Contract purchase payments                         74,439              83,976              36,869              10,848
Net transfers**                                      (667)               (841)                 --                  --
Contract terminations:
  Surrender benefits and contract charges          (3,095)             (3,372)                 --                  --
  Death benefits                                       --                  --                  --                  --
                                                    -----               -----               -----              ------
Units outstanding at end of year                   70,677              79,763              36,869              10,848
                                                   ======              ======              ======              ======

*For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.
See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Year ended December 31, 1998
                                                                         Segregated Asset Subaccounts
Operations                                             IEQ*                 IMD                ISC*                 IUS
Investment income (loss) - net                         $ (1)           $ (8,116)               $ (7)           $ 36,001
Net realized gain (loss) on investments                  --              (4,073)                 --                 668
Net change in unrealized appreciation or
depreciation of investments                              75                 493                 140               5,077
                                                         --                 ---                 ---               -----
Net increase (decrease) in net assets
resulting from operations                                74             (11,696)                133              41,746
                                                         ==             =======                 ===              ======

Contract transactions
Contract purchase payments                            3,282           1,442,406               8,292           1,116,209
Net transfers**                                          --              (2,193)                 --              (4,329)
Contract terminations:
  Surrender benefits and contract charges                --             (37,628)                 --             (24,313)
  Death benefits                                         --              (2,126)                 --              (4,660)
                                                                         ------                                  ------
Increase (decrease) from contract transactions        3,282           1,400,459               8,292           1,082,907
                                                      -----           ---------               -----           ---------
Net assets at beginning of year                          --                  --                  --                  --
                                                       ----           ---------                ----           ---------
Net assets at end of year                           $ 3,356         $ 1,388,763             $ 8,425         $ 1,124,653
                                                    =======         ===========             =======         ===========

Accumualtion unit activity
Units outstanding at beginning of year                   --                  --                  --                  --
Contract purchase payments                            3,262           1,314,197               8,243           1,072,494
Net transfers**                                          --              (2,086)                 --              (3,866)
Contract terminations:
  Surrender benefits and contract charges                --             (36,162)                 --             (22,701)
  Death benefits                                         --              (1,996)                 --              (4,300)
                                                                         ------                                  ------
Units outstanding at end of year                      3,262           1,273,953               8,243           1,041,627
                                                      =====           =========               =====           =========

Operations                                              IGR*               IHI*                 IDI                IPD*
Investment income (loss) - net                         $ (8)               $ (2)             $ (634)               $ (3)
Net realized gain (loss) on investments                  --                  --              (2,033)                 --
Net change in unrealized appreciation or
depreciation of investments                             573                  14             (22,923)                 30
                                                        ---                  --             -------                  --
Net increase (decrease) in net assets
resulting from operations                               565                  12             (25,590)                 27
                                                        ===                  ==             =======                  ==

Contract transactions
Contract purchase payments                           12,581               6,055             695,879              14,280
Net transfers**                                          --                  --              (1,610)                 --
Contract terminations:
  Surrender benefits and contract charges                --                  --             (14,129)                 --
  Death benefits                                         --                  --              (1,900)                 --
                                                                                             ------
Increase (decrease) from contract transactions       12,581               6,055             678,240              14,280
                                                     ------               -----             -------              ------
Net assets at beginning of year                          --                  --                  --                  --
                                                     ------                ----             -------              ------
Net assets at end of year                          $ 13,146             $ 6,067           $ 652,650            $ 14,307
                                                   ========             =======           =========            ========

Accumualtion unit activity
Units outstanding at beginning of year                   --                  --                  --                  --
Contract purchase payments                           11,547               5,811             679,470              13,968
Net transfers**                                          --                  --              (1,749)                 --
Contract terminations:
  Surrender benefits and contract charges                --                  --             (14,013)                 --
  Death benefits                                         --                  --              (1,921)                 --
                                                                                             ------
Units outstanding at end of year                     11,547               5,811             661,787              13,968
                                                     ======               =====             =======              ======

*For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.
See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account

Statements of Changes in Net Assets
Year ended December 31, 1998
                                                                          Segregated Asset Subaccounts
Operations                                               IGI                IPG*                 IHY                IPH*
Investment income (loss) - net                         $ 6,368               $ (12)           $ (1,754)               $ (4)
Net realized gain (loss) on investments                 (3,971)                 --              (7,209)                 --
Net change in unrealized appreciation or
depreciation of investments                             93,641                 300             (96,159)                 31
                                                        ------                 ---             -------                  --
Net increase (decrease) in net assets
resulting from operations                               96,038                 288            (105,122)                 27
                                                        ======                 ===            ========                  ==

Contract transactions
Contract purchase payments                           1,809,462              18,034           1,209,995              14,886
Net transfers**                                         (1,614)                 --              (2,191)                 --
Contract terminations:
  Surrender benefits and contract charges              (37,192)                 --             (14,168)                 --
  Death benefits                                        (1,353)                 --              (1,804)                 --
                                                        ------                                  ------
Increase (decrease) from contract transactions       1,769,303              18,034           1,191,832              14,886
                                                     ---------              ------           ---------              ------
Net assets at beginning of year                             --                  --                  --                  --
                                                       -------             -------             -------             -------
Net assets at end of year                          $ 1,865,341            $ 18,322         $ 1,086,710            $ 14,913
                                                   ===========            ========         ===========            ========

Accumualtion unit activity
Units outstanding at beginning of year                      --                  --                  --                  --
Contract purchase payments                           1,574,334              17,282           1,168,801              14,370
Net transfers**                                         (1,454)                 --              (2,453)                 --
Contract terminations:
  Surrender benefits and contract charges              (33,771)                 --             (14,256)                 --
  Death benefits                                        (1,156)                 --              (1,896)                 --
                                                        ------                                  ------
Units outstanding at end of year                     1,537,953              17,282           1,150,196              14,370
                                                     =========              ======           =========              ======

                                                                                           Combined
                                                                                           Variable
Operations                                            INO                 IPV*              Account
Investment income (loss) - net                     $ (2,825)              $ (11)          $ 281,257
Net realized gain (loss) on investments                (731)                 --             (23,034)
Net change in unrealized appreciation or
depreciation of investments                          52,511               1,057             (51,397)
                                                     ------               -----             -------
Net increase (decrease) in net assets
resulting from operations                            48,955               1,046             206,826
                                                     ======               =====             =======

Contract transactions
Contract purchase payments                          497,803              15,215          10,565,385
Net transfers**                                         594                  --             (27,976)
Contract terminations:
  Surrender benefits and contract charges           (15,309)                 --            (200,129)
  Death benefits                                       (637)                 --             (13,027)
                                                       ----                                 -------
Increase (decrease) from contract transactions      482,451              15,215           6,900,942
                                                    -------              ------           ---------
Net assets at beginning of year                          --                  --                  --
                                                       ----                ----                ----
Net assets at end of year                         $ 531,406            $ 16,261         $ 6,942,893
                                                  =========            ========         ===========

Accumualtion unit activity
Units outstanding at beginning of year                   --                  --
Contract purchase payments                          423,873              13,942
Net transfers**                                         421                  --
Contract terminations:
  Surrender benefits and contract charges           (13,018)                 --
  Death benefits                                       (561)                 --
                                                       ----
Units outstanding at end of year                    410,715              13,942
                                                    =======              ======

*For the period Nov. 4, 1998 (commencement of operations) to Dec. 31, 1998.
**Includes transfer activity from (to) other subaccounts and transfers from (to)
American  Centurion Life's fixed account.
See  accompanying  notes to financial statements.



American Centurion Variable Annuity Account

Notes to Financial Statements

1. ORGANIZATION

American  Centurion Variable Annuity Account (the Account) was established under
New York law on Oct.12, 1995 and the subaccounts are registered together as a single unit investment trust of American Centurion Life Insurance Company
(American  Centurion Life) under the Investment  Company Act of 1940, as amended
(the 1940 Act).

The  Account  is  comprised  of various  subaccounts.  Each  subaccount  invests exclusively in shares of the following mutual funds or portfolios (collectively,
the  Funds),   which  are   registered   under  the  1940  Act  as   diversified
(non-diversified for GT Global Variable Latin America Fund), open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                            Investment Manager
ISI              AXPSM Variable Portfolio-- Bond Fund                        IDS Life Insurance Company 1
ICR              AXPSM Variable Portfolio-- Capital Resource Fund            IDS Life Insurance Company 1
IMS              AXPSM Variable Portfolio-- Cash Management Fund             IDS Life Insurance Company 1
IIE              AXPSM Variable Portfolio-- International Fund               IDS Life Insurance Company 2
IMG              AXPSM Variable Portfolio-- Managed Fund                     IDS Life Insurance Company 1
IGD              AXPSM Variable Portfolio-- New Dimensions Fund(R)           IDS Life Insurance Company 1
IAG              AXPSM Variable Portfolio-- Strategy Aggressive Fund         IDS Life Insurance Company 1
IGN              AIM V.I. Growth and Income Fund                             A I M Advisors, Inc.
IIN              AIM V.I. International Equity Fund3                         A I M Advisors, Inc.
IVA              AIM V.I. Value Fund                                         A I M Advisors, Inc.
IIG              American Century VP Income and Growth                       American Century Investment Management, Inc.
IVL              American Century VP Value                                   American Century Investment Management, Inc.
ILA              GT Global Variable Latin America Fund3                      A I M Advisors, Inc.
IPA              GT Global Variable New Pacific Fund3                        A I M Advisors, Inc.
ISB              Janus Aspen Series Balanced Portfolio: Institutional        Janus Capital Corporation
                 Shares
IWG              Janus Aspen Series Worldwide Growth Portfolio:              Janus Capital Corporation
                 Institutional Shares
IEQ              OCC Accumulation Trust Equity Portfolio                     OpCap Advisors
IMD              OCC Accumulation Trust Managed Portfolio                    OpCap Advisors
ISC              OCC Accumulation Trust Small Cap Portfolio                  OpCap Advisors
IUS              OCC Accumulation Trust U.S. Government Income Portfolio     OpCap Advisors
IGR              Oppenheimer Capital Appreciation Fund/VA                    Oppenheimer Funds, Inc.
IHI              Oppenheimer High Income Fund/VA                             Oppenheimer Funds, Inc.
IDI              Putnam VT Diversified Income Fund - Class IA Shares         Putnam Investment Management, Inc.
IPD              Putnam VT Diversified Income Fund - Class IB Shares         Putnam Investment Management, Inc.
IGI              Putnam VT Growth and Income Fund - Class IA Shares          Putnam Investment Management, Inc.
IPG              Putnam VT Growth and Income Fund - Class IB Shares          Putnam Investment Management, Inc.
IHY              Putnam VT High Yield Fund - Class IA Shares                 Putnam Investment Management, Inc.
IPH              Putnam VT High Yield Fund - Class IB Shares                 Putnam Investment Management, Inc.
INO              Putnam VT New Opportunities Fund - Class IA Shares          Putnam Investment Management, Inc.
IPV              Putnam VT Voyager Fund - Class IB Shares                    Putnam Investment Management, Inc.

1 American Express Financial Corporation (AEFC) is the investment advisor.

2 AEFC  is  the  investment  advisor  and  American  Express  Asset  Management
  International Inc. is the sub-investment advisor.

3 Effective  Oct. 22, 1999, GT Global  Variable Latin America Fund and GT Global
  Variable  New  Pacific  Fund  merged into AIM V.I.  International  Equity
  Fund. Subaccount ILA and IPA net assets were transferred to subaccount IIN.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Centurion Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. ADMINISTRATIVE CHARGE

American Centurion Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Centurion Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Centurion Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Centurion Life does not expect to profit from this charge. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

6. WITHDRAWAL CHARGE

American Centurion Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Centurion Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $6,481 in 1999 and $3,628 in 1998. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Centurion Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investment in shares of the Funds as of Dec. 31, 1999 were as follows:

Subaccount      Investment                                                      Shares        NAV
ISI             AXPSM Variable Portfolio-- Bond Fund                            82,611     $10.54
ICR             AXPSM Variable Portfolio-- Capital Resource Fund                35,784      36.40
IMS             AXPSM Variable Portfolio-- Cash Management Fund                     --       1.00
IIE             AXPSM Variable Portfolio-- International Fund                   11,802      19.38
IMG             AXPSM Variable Portfolio-- Managed Fund                        120,486      19.82
IGD             AXPSM Variable Portfolio-- New Dimensions Fund(R)                5,757      22.86
IAG             AXPSM Variable Portfolio-- Strategy Aggressive Fund             28,129      23.92
IGN             AIM V.I. Growth and Income Fund                                 18,346      31.59
IIN             AIM V.I. International Equity Fund                              12,455      29.29
IVA             AIM V.I. Value Fund                                             21,321      33.50
IIG             American Century VP Income and Growth                           28,777       8.00
IVL             American Century VP Value                                       18,913       5.95
ISB             Janus Aspen Series Balanced Portfolio: Institutional Shares     92,114      27.92
IWG             Janus Aspen Series Worldwide Growth Portfolio:
                Institutional Shares                                            10,667      47.75
IEQ             OCC Accumulation Trust Equity Portfolio                          2,801      37.56
IMD             OCC Accumulation Trust Managed Portfolio                        33,430      43.65
ISC             OCC Accumulation Trust Small Cap Portfolio                       5,513      22.52
IUS             OCC Accumulation Trust U.S. Government Income Portfolio        111,790      10.00
IGR             Oppenheimer Capital Appreciation Fund/VA                        10,496      49.84
IHI             Oppenheimer High Income Fund/VA                                 25,318      10.72
IDI             Putnam VT Diversified Income Fund - Class IA Shares             60,268       9.93
IPD             Putnam VT Diversified Income Fund - Class IB Shares             44,422       9.91
IGI             Putnam VT Growth and Income Fund - Class IA Shares              71,862      26.80
IPG             Putnam VT Growth and Income Fund - Class IB Shares              34,329      26.75
IHY             Putnam VT High Yield Fund - Class IA Shares                     76,452      11.09
IPH             Putnam VT High Yield Fund - Class IB Shares                     22,999      11.08
INO             Putnam VT New Opportunities Fund - Class IA Shares              23,370      43.54
IPV             Putnam VT Voyager Fund - Class IB Shares                        14,799      66.11

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares,  including reinvestment of dividend distributions, were as follows:
                                                                                                  Year ended Dec. 31,
Subaccount       Investment                                                                     1999               1998
ISI              AXPSM Variable Portfolio-- Bond Fund                                       $ 447,556          $ 595,032
ICR              AXPSM Variable Portfolio-- Capital Resource Fund                             445,976             42,488
IMS              AXPSM Variable Portfolio-- Cash Management Fund                               20,188            970,850
IIE              AXPSM Variable Portfolio-- International Fund                                140,965             67,355
IMG              AXPSM Variable Portfolio-- Managed Fund                                      695,004          1,931,514
IGD1             AXPSM Variable Portfolio-- New Dimensions Fund(R)                            106,308              4,156
IAG              AXPSM Variable Portfolio-- Strategy Aggressive Fund                          265,284            280,630
IGN1             AIM V.I. Growth and Income Fund                                              489,818              7,115
IIN1             AIM V.I. International Equity Fund                                           434,314              4,220
IVA1             AIM V.I. Value Fund                                                          641,323              8,899
IIG1             American Century VP Income and Growth                                        204,615              8,888
IVL1             American Century VP Value                                                    121,036              3,242
ILA2             GT Global Variable Latin America Fund                                          8,498             62,128
IPA2             GT Global Variable New Pacific Fund                                            1,205             63,321
ISB1             Janus Aspen Series Balanced Portfolio: Institutional Shares                2,323,228             41,411
IWG1             Janus Aspen Series Worldwide Growth Portfolio: Institutional                 360,860             11,798
                 Shares
IEQ1             OCC Accumulation Trust Equity Portfolio                                      106,768              3,282
IMD              OCC Accumulation Trust Managed Portfolio                                     272,213          1,479,737
ISC1             OCC Accumulation Trust Small Cap Portfolio                                   118,905              8,292
IUS              OCC Accumulation Trust U.S. Government Income Portfolio                      258,642          1,157,565
IGR1             Oppenheimer Capital Appreciation Fund/VA                                     420,313             12,581
IHI1             Oppenheimer High Income Fund/VA                                              278,257              6,055
IDI              Putnam VT Diversified Income Fund - Class IA Shares                           77,360            719,282
IPD1             Putnam VT Diversified Income Fund - Class IB Shares                          449,161             14,280
IGI              Putnam VT Growth and Income Fund - Class IA Shares                           445,566          1,877,566
IPG1             Putnam VT Growth and Income Fund - Class IB Shares                         1,003,733             18,034
IHY              Putnam VT High Yield Fund - Class IA Shares                                  134,627          1,292,921
IPH1             Putnam VT High Yield Fund - Class IB Shares                                  251,807             14,886
INO              Putnam VT New Opportunities Fund - Class IA Shares                           218,297            498,101
IPV1             Putnam VT Voyager Fund - Class IB Shares                                     733,150             15,215
                 Combined Variable Account                                                $11,474,977        $11,220,844

1 Operations commenced on Nov. 4, 1998.
2 Effective  Oct. 22, 1999, GT Global  Variable Latin America Fund and GT Global
Variable  New  Pacific  Fund  merged into AIM V.I.  International  Equity  Fund.
Subaccount ILA and IPA net assets were transferred to subaccount IIN.

9. YEAR 2000 (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Centurion Life and the Account. All of the major systems used by American Centurion Life and the Account are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. American Centurion Life and the Account's businesses are heavily dependent upon AEFC's computer systems and have significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to American Centurion Life and the Account, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of Dec. 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of Dec. 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on American Centurion Life's and the Account's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. As of Dec. 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since Jan. 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on American Centurion Life's and the Account's business, results of operations, or financial condition as a result of the Year 2000 issue.



REPORT OF INDEPENDENT AUDITORS
THE BOARD OF DIRECTORS
AMERICAN CENTURION LIFE ASSURANCE COMPANY
We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States.

February 3, 2000
Minneapolis, Minnesota

--------------------------------------------------------------------------------

AMERICAN CENTURION LIFE ASSURANCE COMPANY
BALANCE SHEETS
DECEMBER 31,
($ THOUSANDS, EXCEPT SHARE AMOUNTS)

                                            1999      1998

 ASSETS
------------------------------------------------------------
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost
     (fair value:
      1999, $10,939; 1998, $14,307)       $ 10,971  $ 13,894
    Available for sale, at fair value
     (amortized cost:
      1999, $315,486; 1998, $269,483)      297,251   273,873
                                          ------------------
                                           308,222   287,767
  Mortgage loans on real estate             11,691        --
------------------------------------------------------------
      Total investments                    319,913   287,767
Cash and cash equivalents                    7,159    13,992
Amounts recoverable from reinsurers          2,389     2,515
Accrued investment income                    4,974     4,364
Deferred policy acquisition costs           16,823    12,864
Deferred income taxes                        6,201        --
Other assets                                    77        69
Separate account assets                     24,597    12,614
------------------------------------------------------------
      Total assets                        $382,133  $334,185

 LIABILITIES AND STOCKHOLDER'S EQUITY
------------------------------------------------------------
Liabilities:
  Future policy benefits:
    Fixed annuities                       $317,709  $268,348
    Traditional life insurance               1,653     1,724
    Disability income insurance                 85       225
  Policy claims and other policyholders'
    funds                                      672     2,048
  Deferred income taxes                         --     1,758
  Other liabilities                            701       463
  Separate account liabilities              24,597    12,614
------------------------------------------------------------
      Total liabilities                    345,417   287,180
Stockholder's equity:
  Capital stock, $10 par value per
    share;
    100,000 shares authorized, issued
     and outstanding                         1,000     1,000
    Additional paid-in capital              26,600    26,600
  Accumulated other comprehensive (loss)
    income:
    Net unrealized securities (losses)
     gains                                 (11,102)    2,512
  Retained earnings                         20,218    16,893
------------------------------------------------------------
      Total stockholder's equity            36,716    47,005
------------------------------------------------------------
      Total liabilities and
       stockholder's equity               $382,133  $334,185
------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31,
($ THOUSANDS)

                                            1999      1998      1997
Revenues:
  Net investment income                   $23,693   $18,990   $13,331
  Contractholder charges                      760       568       318
  Mortality and expense risk fees             242        87         8
  Net realized gain on investments            153        39        25
----------------------------------------------------------------------
      Total revenues                       24,848    19,684    13,682
Benefits and expenses:
  Death and other benefits on investment
    contracts                                (117)       72         2
  Interest credited on investment
    contracts                              15,290    12,838     8,887
  Amortization of deferred policy
    acquisition costs                       1,413       624       114
  Other operating expenses                  2,511     2,260     1,324
----------------------------------------------------------------------
      Total expenses                       19,097    15,794    10,327
----------------------------------------------------------------------
Income before income taxes                  5,751     3,890     3,355
Income taxes                                2,426     1,574     1,389
----------------------------------------------------------------------
Net income                                $ 3,325   $ 2,316   $ 1,966
----------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF STOCKHOLDER'S EQUITY
THREE YEARS ENDED DECEMBER 31, 1999
($ THOUSANDS)

                                                                                ACCUMULATED
                                                                                   OTHER
                                              TOTAL                ADDITIONAL  COMPREHENSIVE
                                          STOCKHOLDER'S  CAPITAL    PAID-IN    (LOSS) INCOME,  RETAINED
                                             EQUITY       STOCK     CAPITAL      NET OF TAX    EARNINGS
Balance, December 31, 1996                   $31,074      $1,000     $16,600       $    863    $12,611
Comprehensive income:
  Net income                                   1,966          --          --             --      1,966
  Unrealized holding losses arising
    during the year, net of deferred
    policy acquisition costs of $(259)
    and taxes of $(1,231)                      2,286          --          --          2,286         --
  Reclassification adjustment for gains
    included in net income, net of tax
    of $5                                        (10)         --          --            (10)        --
-------------------------------------------------------------------------------------------------------
  Other comprehensive income                   2,276          --          --          2,276         --
-------------------------------------------------------------------------------------------------------
  Comprehensive income                         4,242
Capital contribution from parent              10,000          --      10,000             --         --
-------------------------------------------------------------------------------------------------------
Balance, December 31, 1997                    35,316       1,000      16,600          3,139     14,577
Comprehensive income:
  Net income                                   2,316          --          --             --      2,316
  Unrealized holding losses arising
    During the year, net of deferred
      policy acquisition costs of $135
      and taxes of $327                         (608)         --          --           (646)        --
  Reclassification adjustment for gains
    included in net income, net of tax
    of $10                                       (19)         --          --             19         --
-------------------------------------------------------------------------------------------------------
  Other comprehensive loss                      (627)         --          --           (627)        --
-------------------------------------------------------------------------------------------------------
  Comprehensive income                         1,689
Capital contribution from IDS Life            10,000          --      10,000             --         --
-------------------------------------------------------------------------------------------------------
Balance, December 31, 1998                    47,005       1,000      26,600          2,512     16,893
Comprehensive income:
  Net income                                   3,325          --          --             --      3,325
  Unrealized holding losses arising
    During the year, net of deferred
      policy acquisition costs of
      $1,680, and taxes of $7,216            (13,401)         --          --        (13,401)        --
  Reclassification adjustment for gains
    included in net income, net of tax
    of $114                                     (213)         --          --           (213)        --
-------------------------------------------------------------------------------------------------------
  Other comprehensive loss                   (13,614)         --          --        (13,614)        --
-------------------------------------------------------------------------------------------------------
  Comprehensive loss                         (10,289)
-------------------------------------------------------------------------------------------------------
Balance, December 31, 1999                   $36,716      $1,000     $26,600       ($11,102)   $20,218
-------------------------------------------------------------------------------------------------------

See accompanying notes

--------------------------------------------------------------------------------

AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31,
($ THOUSANDS)

                                            1999      1998      1997
Cash flows from operating activities:
  Net income                              $  3,325  $  2,316  $  1,966
  Adjustments to reconcile net income to
    net cash used in operating
    activities:
    Change in amounts recoverable from
     reinsurers                                126       213        --
    Change in accrued investment income       (610)   (1,244)   (1,016)
    Change in deferred policy
     acquisition costs, net                 (2,279)   (3,718)   (5,175)
    Change in other assets                      (8)    1,522    (1,536)
    Change in liabilities for future
     policy benefits for traditional
     life and disability income
     insurance                                (211)     (160)        1
    Change in policy claims and other
     policyholders' funds                   (1,376)     (257)    1,614
    Deferred income tax (benefit)
     provision                                (629)     (295)      574
    Change in other liabilities                238      (278)      707
    (Accretion of discount) amortization
     of premium, net                          (408)      (46)        7
    Net realized gain on investments          (153)      (39)      (25)
    Other, net                                (125)       (1)        7
----------------------------------------------------------------------
      Net cash used in operating
       activities                           (2,110)   (1,987)   (2,876)
----------------------------------------------------------------------
Cash flows from investing activities:
  Fixed maturities held to maturity:
    Maturities                               2,884     3,770     1,847
  Fixed maturities available for sale:
    Purchases                              (83,722)  (87,699)  (86,006)
    Maturities                              24,965    22,581     8,438
    Sales                                   13,480     6,695     1,303
  Other investments:
    Purchases                              (11,744)       --
    Sales                                       53        --        --
  Change in due to brokers                      --    (4,941)       24
----------------------------------------------------------------------
      Net cash used in investing
       activities                          (54,084)  (59,594)  (74,394)
----------------------------------------------------------------------
Cash flows from financing activities:
  Activity related to investment
    contracts:
    Considerations received                 69,806    78,367    82,656
    Surrenders and other benefits          (35,735)  (29,388)  (24,373)
    Interest credited to account
     balances                               15,290    12,838     8,887
  Capital contribution from parent              --    10,000        --
----------------------------------------------------------------------
      Net cash provided by financing
       activities                           49,361    71,817    67,170
----------------------------------------------------------------------
Net (decrease) increase in cash and cash
  equivalents                               (6,833)   10,236   (10,100)
Cash and cash equivalents at beginning
  of year                                   13,992     3,756    13,856
----------------------------------------------------------------------
Cash and cash equivalents at end of year  $  7,159  $ 13,992  $  3,756
----------------------------------------------------------------------

See accompanying notes.

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
American Centurion Life Assurance Company (the Company) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. The Company's principal product is deferred annuities which are issued primarily to individuals who are New York residents. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well.

BASIS OF PRESENTATION
The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of deferred policy acquisition costs and deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Mortgage loans on real estate are carried at amortized cost less an allowance for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

--------------------------------------------------------------------------------

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                      1999   1998   1997
---------------------------------------------------------
Cash paid during the year for:
  Income taxes                       $2,700  $ 42  $2,404
  Interest on borrowings                 11   332       7

CONTRACTHOLDER CHARGES
Contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

For variable annuities and variable universal life insurance, the amortization of deferred acquisition costs can be impacted by separate account asset performance. The Company generally assumes assets will appreciate at a constant rate, and considers whether recent fluctuations from that rate are temporary and likely to correct.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for equity indexed deferred annuities are determined as the present value of guaranteed benefits and the intrinsic value of index-based benefits.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1999 and 1998 are $335 receivable from and $178 payable to IDS Life for federal income taxes, respectively.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

ACCOUNTING CHANGES
American Institute of Certified Public Accountants (AICPA) Statement of Position
(SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use" became effective January 1, 1999. The SOP requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and capitalized by AEFC. As a result, the new rule did not have a material impact on the Company's results of operations or financial condition.

Effective January 1, 1999, the Company adopted AICPA SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. Adoption of the SOP did not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. The ultimate financial effect of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Insurance Department. Currently, "prescribed" statutory practices are interspersed throughout state insurance laws and regulations, the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL and a variety of other NAIC publications. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

In 1998, the NAIC adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of New York must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. New York has not yet

--------------------------------------------------------------------------------
made a decision regarding whether or not it will accept Codification. While management has not yet determined the impact of Codification to the Company's statutory-basis financial statements, it does not believe the impact will be material.

2. INVESTMENTS
Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
HELD TO MATURITY                  COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
Corporate bonds and
  obligations                   $ 10,006     $   53     $   115    $  9,944
Mortgage-backed securities           965         30          --         995
----------------------------------------------------------------------------
                                $ 10,971     $   83     $   115    $ 10,939
----------------------------------------------------------------------------
AVAILABLE FOR SALE
----------------------------------------------------------------------------
U.S. Government agency
  obligations                   $  1,064     $   --     $    21    $  1,043
State and municipal
  obligations                        900          6          --         906
Corporate bonds and
  obligations                    211,606        632      14,716     197,522
Mortgage-backed securities       101,916        113       4,249      97,780
----------------------------------------------------------------------------
                                $315,486     $  751     $18,986    $297,251
----------------------------------------------------------------------------

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:

                                             GROSS       GROSS
                                AMORTIZED  UNREALIZED  UNREALIZED    FAIR
HELD TO MATURITY                  COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------
Corporate bonds and
  obligations                   $ 12,483     $  352      $   --    $ 12,835
Mortgage-backed securities         1,411         61          --       1,472
----------------------------------------------------------------------------
                                $ 13,894     $  413      $   --    $ 14,307
----------------------------------------------------------------------------
AVAILABLE FOR SALE
----------------------------------------------------------------------------
U.S. Government agency
  obligations                   $  1,075     $   70      $   --    $  1,145
State and municipal
  obligations                      1,000         48          --       1,048
Corporate bonds and
  obligations                    181,622      6,050       3,782     183,890
Mortgage-backed securities        85,786      2,036          32      87,790
----------------------------------------------------------------------------
                                $269,483     $8,204      $3,814    $273,873
----------------------------------------------------------------------------

--------------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1999 by contractual maturity are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                          AMORTIZED    FAIR
HELD TO MATURITY                            COST      VALUE
-------------------------------------------------------------
Due in one year or less                   $  5,052   $  5,057
Due from one to five years                   3,557      3,585
Due in more than ten years                   1,397      1,302
Mortgage-backed securities                     965        995
-------------------------------------------------------------
                                          $ 10,971   $ 10,939
-------------------------------------------------------------

                                          AMORTIZED    FAIR
AVAILABLE FOR SALE                          COST      VALUE
-------------------------------------------------------------
Due in one year or less                   $  6,531   $  6,553
Due from one to five years                  19,017     18,661
Due from five to ten years                 124,664    116,727
Due in more than ten years                  63,358     57,530
Mortgage-backed securities                 101,916     97,780
-------------------------------------------------------------
                                          $315,486   $297,251
-------------------------------------------------------------

Fixed maturities available for sale were sold during 1999 with proceeds of $13,480 and gross realized gains and losses of $419 and $92, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $6,695 and gross realized gains and losses of $253 and $224, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $1,303 and gross realized gains and losses of $14 and $nil, respectively.

At December 31, 1999, bonds carried at $1,064 were on deposit with various states as required by law.

At 12/31/99, fixed maturities comprised 96 percent of the Company's total invested assets.

Securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $51 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                      1999      1998
------------------------------------------------------------
Aaa/AAA                                   $103,877  $ 88,286
Aa/AA                                        6,297     4,942
Aa/A                                         4,751     2,509
A/A                                         30,560    26,700
A/BBB                                        8,903    13,439
Baa/BBB                                    129,337   104,236
Baa/BB                                       4,427     5,651
Below investment grade                      38,305    37,614
------------------------------------------------------------
                                          $326,457  $283,377
------------------------------------------------------------

At December 31, 1999, approximately 79 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

--------------------------------------------------------------------------------

At December 31, 1999, approximately 4 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                              DECEMBER 31, 1999
                                          --------------------------
                                               ON        COMMITMENTS
REGION                                    BALANCE SHEET  TO PURCHASE
--------------------------------------------------------------------
South Atlantic                               $    --       $2,544
Middle Atlantic                                1,279           --
East North Central                             4,483          106
Mountain                                       2,000           --
West North Central                             2,284           --
New England                                    1,645           --
--------------------------------------------------------------------
                                             $11,691       $2,650
--------------------------------------------------------------------

                                              DECEMBER 31, 1999
                                          --------------------------
                                               ON        COMMITMENTS
PROPERTY TYPE                             BALANCE SHEET  TO PURCHASE
--------------------------------------------------------------------
Department/retail stores                     $ 4,527       $   --
Apartments                                     1,093        1,299
Office buildings                               5,035        1,245
Industrial buildings                           1,036          106
--------------------------------------------------------------------
                                             $11,691       $2,650
--------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1999, the Company's recorded investment in impaired loans was $nil.

Net investment income for the years ended December 31 is summarized as follows:

                                      1999     1998     1997
--------------------------------------------------------------
Interest on fixed maturities         $22,822  $19,338  $13,818
Interest on mortgage loans               281       --       --
Interest on cash equivalents             277      131      276
Other                                    585      132        1
--------------------------------------------------------------
                                      23,965   19,601   14,095
Less investment expenses                 272      611      764
--------------------------------------------------------------
                                     $23,693  $18,990  $13,331
--------------------------------------------------------------

Net realized gain on investments was $153, $39 and $25 for the years ended December 31, 1999, 1998 and 1997, respectively, and was entirely due to sales of fixed maturities.

Changes in net unrealized (depreciation) appreciation of investments for the years ended December 31 are summarized as follows:

                                       1999    1998    1997
------------------------------------------------------------
Fixed maturities available for sale  $(22,625) $(831) $3,761

--------------------------------------------------------------------------------

3. INCOME TAXES
The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31, consists of the following:

                                      1999    1998    1997
-----------------------------------------------------------
Federal income taxes:
  Current                            $2,417  $1,544  $  486
  Deferred                             (629)   (295)    574
-----------------------------------------------------------
                                      1,788   1,249   1,060
State income taxes -- current           638     325     329
-----------------------------------------------------------
Income tax expense                   $2,426  $1,574  $1,389
-----------------------------------------------------------

Increases to the income tax provision applicable to pretax income based on the statutory rate for the years ended December 31, are attributable to:

                                  1999                1998                1997
                           ------------------  ------------------  ------------------
                           PROVISION   RATE    PROVISION   RATE    PROVISION   RATE
-------------------------------------------------------------------------------------
Federal income taxes
  based on the statutory
  rate                      $2,013      35.0%   $1,361      35.0%   $1,174      35.0%
Increases are
  attributable to:
  State tax, net               415       7.2       211       5.4       214       6.4
  Other, net                    (2)       --         2       0.1         1         0
-------------------------------------------------------------------------------------
Total income taxes          $2,426      42.2%   $1,574      40.5%   $1,389      41.4%
-------------------------------------------------------------------------------------

Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                           1999     1998
----------------------------------------------------------
Deferred income tax assets:
Policy reserves                           $ 4,326  $ 3,049
Investments                                 6,070       --
----------------------------------------------------------
    Total deferred income tax assets       10,396    3,049
----------------------------------------------------------
Deferred income tax liabilities:
  Deferred policy acquisition costs         3,900    3,234
  Investments                                  --    1,518
  Other                                       295       55
----------------------------------------------------------
    Total deferred income tax
     liabilities                            4,195    4,807
----------------------------------------------------------
    Net deferred income tax
     assets/(liabilities)                 $ 6,201  $(1,758)
----------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4. STOCKHOLDER'S EQUITY
Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be

--------------------------------------------------------------------------------
approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $9,149 and $7,512 as of December 31, 1999 and 1998, respectively (see note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

5. RELATED PARTY TRANSACTIONS
The Company participates in the American Express Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $4, $3 and $nil in 1999, 1998 and 1997, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1999, 1998 and 1997 were $19, $19 and $23, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 1999, 1998 and 1997 were $nil.

Charges by IDS Life and AEFC for use of joint facilities, marketing services and other services aggregated $2,751, $2,910 and $2,536 for 1999, 1998 and 1997,
respectively. Certain of these costs are included in deferred policy acquisition costs.

6. LINES OF CREDIT
The Company has an available line of credit with AEFC of $10,000 at AEFC's cost of funds. The interest rate for the line of credit is established by reference to various indicies plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 1999 or 1998.

7. COMMITMENTS AND CONTINGENCIES
In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits. The Company had been named as a co-defendant in one of these lawsuits. It is expected the settlement will provide $215 million of benefits to more than 2 million participants. The agreement in principle to settle also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies including a definitive agreement and court approval. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results from operations.

The Company has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company. At December 31, 1999 and 1998, traditional life insurance in-force aggregated $168,830 and $191,972, respectively, of which $168,595 and $191,737 were reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1,289, $1,354 and $1,346 for the years ended December 31, 1999, 1998 and 1997. Reinsurance recovered from reinsurers amounted to $1,602, $601 and $718 for the years ended December 31, 1999, 1998 and 1997. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

--------------------------------------------------------------------------------

8. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                             DECEMBER 31,
                                --------------------------------------
                                       1999                1998
                                ------------------  ------------------
                                CARRYING    FAIR    CARRYING    FAIR
FINANCIAL ASSETS                 AMOUNT    VALUE     AMOUNT    VALUE
----------------------------------------------------------------------
Investments in fixed
  maturities (Note 2)
  Held to maturity              $ 10,971  $ 10,939  $ 13,894  $ 14,307
  Available for sale             297,251   297,251   273,873   273,873
Mortgage loans on real estate
  (Note 2)                        11,691    11,182        --        --
Cash and cash equivalents
  (Note 1)                         7,159     7,159    13,992    13,992
Separate account assets           24,597    24,597    12,614    12,614
FINANCIAL LIABILITIES
----------------------------------------------------------------------
Future policy benefits for
  fixed Annuities               $317,600  $305,733  $268,285  $258,578
Separate account liabilities      24,597    23,394    12,614    11,851

At December 31, 1999 and 1998, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $109 and $63, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1999 and 1998. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1999 and 1998.

--------------------------------------------------------------------------------

9. STATUTORY INSURANCE ACCOUNTING PRACTICES
Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                       1999      1998     1997
----------------------------------------------------------------
Net income, per accompanying
  financial statements               $  3,325  $  2,316  $ 1,966
Deferred policy acquisition costs      (2,279)   (3,719)  (5,175)
Adjustments of future policy
  benefit liabilities                   2,793     2,540    2,222
Deferred federal income taxes            (629)     (295)     574
IMR gain/loss transfer and
  amortization                           (230)     (148)     (16)
Deferred surrender charge                 513       665       --
Other, net                                175      (252)     255
----------------------------------------------------------------
Net income (loss), on basis of
  statutory accounting practices     $  3,668  $  1,107  $  (174)
----------------------------------------------------------------
Stockholder's equity, per
  accompanying financial statements  $ 36,716  $ 47,005
Deferred policy acquisition costs     (16,823)  (12,864)
Adjustments of future policy
  benefit liabilities                  10,361     8,694
Adjustments of reinsurance ceded
  reserves                             (2,390)   (2,515)
Deferred federal income taxes          (6,201)    1,758
Asset valuation reserve                (4,021)   (2,986)
Net unrealized gain on investments     18,408    (4,390)
Interest maintenance reserve             (456)     (227)
Other, net                              1,155       637
----------------------------------------------------------------
Stockholder's equity on basis of
  statutory accounting practices     $ 36,749  $ 35,112
----------------------------------------------------------------

10. YEAR 2000 (UNAUDITED)
The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's businesses are heavily dependent upon AEFC's computer systems and have significant interaction with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, was conducted to identify the major systems that could be affected by the Year 2000 issue. Steps were taken to resolve potential problems including modification to existing software and the purchase of new software. As of December 31, 1999, AEFC had completed its program of corrective measures on its internal systems and applications, including Year 2000 compliance testing. As of December 31, 1999, AEFC had also completed an evaluation of the Year 2000 readiness of other third parties whose system failures could have an impact on the Company's operations.

AEFC's Year 2000 project also included establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. At December 31, 1999, these plans had been amended to include specific Year 2000 considerations.

In assessing its Year 2000 initiatives and the results of actual production since January 1, 2000, management believes no material adverse consequences were experienced, and there was no material effect on the Company's business, results of operations, or financial condition as a result of the Year 2000 issue.

--------------------------------------------------------------------------------

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration Statement:

     The audited  financial  statement of ACL Variable  Account 2:

     Statements of Net Assets for year ended Dec. 31, 1999;
     Statements of Operations  for year ended Dec.  31,  1999;
     Statements of Changes in Net Assets for years ended Dec. 31, 1999. Notes to Financial Statements.
     Report of Independent Auditors for ACL Variable Annuity Account 2 dated March 17, 2000.

     The audited  financial  statements  of American  Centurion  Life  Assurance
     Company:

     Balance sheets as of Dec. 31, 1999 and 1998; and Related statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 1999, 1998 and 1997.
     Notes to Financial Statements
     Report of Independent Auditors dated Feb. 3, 2000.

(b)  Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

2.   Not applicable.

3.   Form of Variable Annuity  Distribution  Agreement filed  electronically  as
     Exhibit 3 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.1 Form of Flexible Payment Deferred Annuity Contract (form 45054), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.2 Form of Annuity Endorsement (form 45065) filed on or about June 22, 1998, filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

5. Application for American Centurion Life Variable Annuity (form 45055), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

6.1 Amended and Restated By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.2 Amended and Restated Articles of Incorporation of American Centurion Life Assurance Company, filed electronically as Exhibit 6.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.3 Emergency By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

7.   Not applicable.

8.1 Copy of Amendment 1 to Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American Centurion Life Assurance Company, dated October 14, 1998, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American Centurion Life Assurance Company, dated April 30, 1997, filed electronically as Exhibit 8.1 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.2 Copy of Amendment No. 1 to Participation Agreement by and among OCC Accumulation Trust, American Centurion Life Assurance Company and OCC Distributors, dated October 14, 1998, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement by and among OCC Accumulation Trust and American Centurion Life Assurance Company and OCC Distributors, dated September 17, 1997, filed electronically as Exhibit 8.2 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.3 Form of Extension of Participation Agreement Termination date among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global Inc., dated October 20, 1998, and Copy of Notice of Termination of Participation Agreement among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global, Inc., dated August 25, 1998, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among American Centurion Life Assurance
     Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global, Inc., dated May 30, 1997, filed electronically as Exhibit 8.3 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.4 Copy of Amendment No. 1 to Fund Participation Agreement, by and among American Centurion Life Assurance Company, American Century Investment Management, Inc. and American Century Variable Portfolios Inc., dated August 21, 1998, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement by and among American Centurion Life Assurance Company, TCI Portfolios, Inc. and Investors Research Corporation, dated July 31, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.5 Copy of Amendment to Participation Agreement dated October 23, 1996 between Janus Aspen Series and American Centurion Life Assurance Company, amendment dated October 8, 1997, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement between Janus Aspen Series and American Centurion Life Assurance Company, dated October 23, 1997, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.6 Copy of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Centurion Life Assurance Company and American Express Financial Advisors Inc., dated October 30, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.7 Copy of Participation Agreement among Oppenhiemer Variable Account Funds, Oppenheimer Funds, Inc., and American Centurion Life Assurance Company, dated September 4, 1998, filed electronically to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.  Consent of Independent Auditors is filed electronically herewith.

11.  None.

12.  Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as
     Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

14. Power of Attorney to sign Amendments to this Registration Statement, dated April 14, 1999, filed electronically as Exhibit 14 to Post-Effective Amendment No. 8 to Registration Statement No. 333-00519, filed on or about April 28, 1999, is incorporated herein by reference.

14.1 Power of Attorney to sign Amendments to this Registration Statement dated April 21, 2000 is filed electronically herewith.

Item 25. Directors and Officers of the Depositor (American Centurion Life Assurance Company)


Name                                  Principal Business Address               Positions and Offices with
                                                                               Depositor
------------------------------------- ---------------------------------------- -----------------------------------

Timothy V. Bechtold                   200 AXP Financial Center                 Director and President
                                      Minneapolis, MN  55474

Maureen A. Buckley                    200 AXP Financial Center                 Director, Vice President, Chief
                                      Minneapolis, MN  55474                      Operating Officer and Consumer
                                                                                  Affairs Officer

Rodney P. Burwell                     200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

John R. Cattau                        American Express Tower                   Director
                                      World Financial Center
                                      New York, NY  10285

James E. Choat                        200 AXP Financial Center                 Executive Vice
                                      Minneapolis, MN  55474                      President-Institutional
                                                                                  Products Group

Robert R. Grew                        200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474


Lorraine R. Hart                      200 AXP Financial Center                 Vice President-Investments
                                      Minneapolis, MN  55474

Jeffrey S. Horton                     200 AXP Financial Center                 Vice President and Treasurer
                                      Minneapolis, MN  55474

Jean B. Keffeler                      200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Richard W. Kling                      200 AXP Financial Center                 Director and Chairman of the Board
                                      Minneapolis, MN  55474

Eric L. Marhoun                       200 AXP Financial Center                 General Counsel and Secretary
                                      Minneapolis, MN  55474

Thomas R. McBurney                    200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Edward J. Muhl                        200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Thomas V. Nicolosi                    200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Stephen P. Norman                     200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Richard M. Starr                      200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474

Philip C. Wentzel                     200 AXP Financial Center                 Vice President and Controller
                                      Minneapolis, MN  55474

Michael R. Woodward                   200 AXP Financial Center                 Director
                                      Minneapolis, MN  55474


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     American Centurion Life Assurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

     The following list includes the names of major subsidiaries of American Express.


                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut


III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota


Item 27. Number of Contract owners

     As of March 31, 2000, there were 249 contract owners of qualified contracts and there were 439 owners of non-qualified contracts.

Item 28. Indemnification

     The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company; Strategist Income Fund, Inc.; Strategist Growth Fund, Inc.; Strategist Growth and Income Fund, Inc.; Strategist World Fund, Inc. and Strategist Tax-Free Income Fund, Inc.

(b)  As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                        Vice President - Nonproprietary
200 AXP Financial Center              Products
Minneapolis, MN  55474

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd., Suite 200   Francisco Bay Area
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Karl J. Breyer                        Corporate Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Cynthia M. Carlson                    Vice President - American Express
200 AXP Financial Center              Securities Services
Minneapolis, MN  55474

Mark W. Carter                        Senior Vice President and Chief
200 AXP Financial Center              Marketing Officer
Minneapolis, MN  55474

James E. Choat                        Senior Vice President - Third
200 AXP Financial Center              Party Distribution
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Advisor
200 AXP Financial Center              Staffing, Training and Support
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                         Senior Vice President, General
200 AXP Financial Center              Counsel and Chief Compliance
Minneapolis, MN  55474                Officer

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey P. Fox                        Vice President and Corporate
200 AXP Financial Center              Controller
Minneapolis, MN  55474

William P. Fritz                      Group Vice President - Gateway
Suite 160
12855 Flushing Meadows Dr.
St. Louis, MO  63131

Carl W. Gans                          Group Vice President - Twin City
8500 Tower Suite 1770                 Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Scott A. Hawkinson                    Vice President and Controller -
200 AXP Financial Center              Private Client Group
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                     Vice President and Treasurer
200 AXP Financial Center
Minneapolis, MN  55474

David R. Hubers                       Chairman, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

James M. Jensen                       Vice President and
200 AXP Financial Center              Controller-Advice and Retail
Minneapolis, MN  55474                Distribution Group

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

G. Michael Kennedy                    Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Richard W. Kling                      Senior Vice President - Products
200 AXP Financial Center
Minneapolis, MN  55474

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Paul F. Kolkman                       Vice President - Actuarial Finance
200 AXP Financial Center
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Douglas A. Lennick                    Director and Executive Vice
200 AXP Financial Center              President - Private Client Group
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Field Marketing
200 AXP Financial Center              Readiness
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Sarah A. Mealey                       Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Assured Assets
200 AXP Financial Center
Minneapolis, MN  55474

William P. Miller                     Vice President and Senior
200 AXP Financial Center              Portfolio Manager
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Vice President - Variable Assets
200 AXP Financial Center
Minneapolis, MN  55474

Barry J. Murphy                       Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President-Compensation
200 AXP Financial Center              Services and ARD Product
Minneapolis, MN  55474                Distribution

Thomas P. Perrine                     Senior Vice President - Group
200 AXP Financial Center              Relationship Leader/American
Minneapolis, MN  55474                Express Technologies Financial
                                      Services

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Diana R. Prost                        Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                        Vice President and Project
200 AXP Financial Center              Manager - Platform I Value
Minneapolis, MN  55474                Enhanced

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

R. Daniel Richardson                  Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Vice President - Geographic
200 AXP Financial Center              Service Teams
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                 Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President
200 AXP Financial Center
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Western
Two North Tamiami Trail               Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001

Item 29(c).

                     Net
Name of Principal    Underwriting     Compensation     Brokerage
Underwriter          Discounts and    on Redemption    Commissions  Compensation
                     Commissions
American Express     $673,812         $6,481           None             None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY  12205-0555

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Centurion Life Contract Owner Service at the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2000.

                               ACL VARIABLE ANNUITY ACCOUNT 2
                               (Registrant)

                               By American Centurion Life Assurance Company
                               (Depositor)

                               By /s/  Timothy V. Bechtold*
                                       Timothy V. Bechtold
                                      Director and President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2000.

Signature                            Title

/s/  Timothy V. Bechtold*            Director and President
     Timothy V. Bechtold

/s/  Maureen A. Buckley*             Director, Vice President, Chief Operating
     Maureen A. Buckley              Officer, Consumer Affair Officer and
                                     Claims Officer

/s/  Rodney P. Burwell*              Director
     Rodney P. Burwell

/s/  John R. Cattau*                 Director
     John R. Cattau

/s/  Robert R. Grew*                 Director
     Robert R. Grew

/s/  Jeffrey S. Horton*              Vice President
     Jeffrey S. Horton               and Treasurer

Signature                             Title


/s/  Jean B. Keffeler*                Director
     Jean B. Keffeler

/s/  Richard W. Kling*                Director and Chairman of the Board
     Richard W. Kling

/s/  Thomas R. McBurney*              Director
     Thomas R. McBurney

/s/  Edward J. Muhl*                  Director
     Edward J. Muhl

/s/  Thomas V. Nicolosi*              Director
     Thomas V. Nicolosi


/s/  Stephen P. Norman*               Director
     Stephen P. Norman


/s/  Richard M. Starr*                Director
     Richard M. Starr


/s/  Philip C. Wentzel**              Vice President and Controller
     Philip C. Wentzel


/s/  Michael R. Woodward*             Director
     Michael R. Woodward


*    Signed  pursuant  to  Power  of  Attorney,  dated  April  14,  1999,  filed
     electronically  as  Exhibit  14  to  Post-Effective   Amendment  No.  4  to
     Registration Statement No. 333-00519.

** Signed pursuant to Power of Attorney, dated April 21, 2000, filed electronically herewith.




By: /s/  Mary Ellyn Minenko
         Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5
                     TO REGISTRATION STATEMENT NO. 333-00519

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.